Registration Nos. 333-17217 and 811-07953

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON June 16, 2005

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 39	☐

and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 41	☐

(Check appropriate box or boxes)

EQ ADVISORS TRUST

(formerly 787 Trust)

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

Registrant’s Telephone Number, including area code: (212) 554-1234

Patricia Louie Vice President and

Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and address of agent for service)

Please send copies of all communications to:

Arthur J. Brown, Esq.

Kirkpatrick & Lockhart Nicholson Graham LLP

1800 Massachusetts Avenue, N.W., 2nd Floor

Washington, D.C. 20036-1800

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)

☒	on September 9, 2005 pursuant to paragraph (a) of Rule 485

☐	75 days after filing pursuant to paragraph (a)

if appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

EQ ADVISORS TRUST

CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Part A – Class IA and Class IB Prospectuses of EQ Advisors Trust*

Supplements to the Class IA and Class IB Prospectuses of EQ Advisors Trust with respect to the EQ/Enterprise Managed Portfolio

Part B – Statement of Additional Information of EQ Advisors Trust*

Supplement to the Statement of Additional Information of EQ Advisors Trust with respect to the EQ/Enterprise Managed Portfolio

Part C – Other Information

Signature Page

Exhibits

*	Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of EQ Advisors Trust (File Nos. 333-17217 and 811-07953), as filed with the U.S. Securities and Exchange Commission on April 29, 2005.

EQ Advisors TrustSM

Supplement dated September     , 2005 to the

Prospectus dated May 1, 2005

This Supplement updates certain information contained in the above-dated Prospectus. Unless indicated otherwise, this Supplement does not supercede the Prospectus dated May 1, 2005 or any prior supplements. The purpose of this Supplement is to provide you with information regarding a change in the name and investment strategy of the EQ/Enterprise Managed Portfolio that will take place on or about September 9, 2005. On or about that date, the Portfolio will convert from a fund that invests directly in a combination of equity and debt securities to a “fund of funds” that will invest exclusively in a combination of other funds selected and managed by AXA Equitable Life Insurance Company (“AXA Equitable” or the “Manager”). Upon conversion to the new investment strategy, the EQ/Enterprise Managed Portfolio will be renamed the EQ/Enterprise Moderate Allocation Portfolio (the “Portfolio”). This Supplement contains information about the investment strategy, the name change and additional information that you should know before investing. Please read this Supplement carefully before investing and keep it for future reference.

Effective on the date of the investment strategy change, all references throughout the Prospectus to the EQ/Enterprise Managed Portfolio will be changed to EQ/Enterprise Moderate Allocation Portfolio. In addition, the following will replace all information under the heading “About the investment policies – Balanced/Hybrid Portfolios – EQ/Enterprise Managed Portfolio.”

EQ/ENTERPRISE MODERATE ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation and current income.

THE INVESTMENT STRATEGY

The Portfolio pursues its investment objective by investing in other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable. AXA Equitable, under the oversight of the Trust’s Board of Trustees, has established an asset allocation target for the Portfolio. This target is the approximate percentage of the Portfolio’s assets that will be invested in Underlying Portfolios that emphasize investments in either equity securities or fixed income securities (referred to herein as “asset classes”). The Portfolio’s current asset allocation target is to invest approximately 52.5% of its assets in Underlying Portfolios that emphasize equity investments and 47.5% that emphasize fixed income investments. This asset allocation target may be changed by the Trust’s Board of Trustees without shareholder approval.

Subject to the asset allocation target set forth above, AXA Equitable also has established target investment percentages for each asset category in which the Portfolio invests. As used in this Supplement, the term “asset category” refers to specific types of securities within each asset class (e.g., large cap equity securities, small/mid cap equity securities, investment grade bonds and high yield bonds). Each target investment percentage is an approximate percentage of the Portfolio’s assets that is invested in Underlying Portfolios that emphasize investments in a particular asset category. Under the Portfolio’s current target investment percentages, it generally will invest its assets in Underlying Portfolios within the following asset categories in the approximate percentages shown in the table below. AXA Equitable may change these targets from time to time. Actual allocations can deviate from the amounts shown below by up to 15% for each asset category.

Large Cap Equity Securities	32.5%
Small/Mid Cap Equity Securities	20%
Investment Grade Bonds	37.5%
High Yield Bonds	10%

The Manager selects the Underlying Portfolios in which to invest the Portfolio’s assets. The Manager may add new Underlying Portfolios or replace existing Underlying Portfolios. The Underlying Portfolios have been selected to represent a reasonable spectrum of investment options for the Portfolio. The Manager has based the target investment percentages for the Portfolio on the degree to which it believes the Underlying Portfolios, in combination, to be appropriate for the Portfolio’s investment objective. The following is a list of the Underlying Portfolios, divided by asset category, in which the Portfolio may invest. Each of the Underlying Portfolios is managed by the Manager and sub-advised by other advisers, certain of which are affiliates of the Manager. Additional information regarding the Underlying Portfolios is included in the prospectus for those portfolios dated May 1, 2005. The Portfolio will purchase Class A or Class IA shares of the Underlying Portfolios, as applicable, which are not subject to any sales charges or distribution or service (Rule 12b-1) fees.

IA Supplement (62224)

Large Cap Equities	Small/Mid Cap Equities

AXA Premier VIP Aggressive Equity

AXA Premier VIP Large Cap Core Equity

AXA Premier VIP Large Cap Growth

AXA Premier VIP Large Cap Value

EQ/Alliance Common Stock

EQ/Alliance Growth and Income

EQ/Alliance Large Cap Growth*

EQ/Bernstein Diversified Value

EQ/Capital Guardian Growth

EQ/Capital Guardian Research

EQ/Capital Guardian U.S. Equity

EQ/Enterprise Equity Income

EQ/Evergreen Omega

EQ/Janus Large Cap Value

EQ/J.P. Morgan Value Opportunities

EQ/Lord Abbett Growth and Income

EQ/Lord Abbett Large Cap Core

EQ/Marsico Focus

EQ/Mercury Basic Value Equity

EQ/Mergers and Acquisitions*

EQ/MFS Emerging Growth Companies

EQ/MFS Investors Trust

EQ/Montag & Caldwell Growth*

EQ/TCW Equity*

EQ/UBS Growth and Income*

EQ/Van Kampen Comstock

AXA Premier VIP Small/Mid Cap Growth

AXA Premier VIP Small/Mid Cap Value

EQ/Alliance Small Cap Growth

EQ/FI Mid Cap

EQ/FI Small/Mid Cap Value

EQ/Lazard Small Cap Value

EQ/Lord Abbett Mid Cap Value

EQ/Bear Stearns Small Company Growth*

EQ/Small Company Value

EQ/Van Kampen Mid Cap Growth

Investment Grade Bond	High Yield Bond

AXA Premier VIP Core Bond

EQ/Alliance Intermediate Government Securities

EQ/Alliance Quality Bond

EQ/J.P. Morgan Core Bond

EQ/Government Securities*

EQ/Intermediate Term Bond Portfolio*

EQ/Long Term Bond Portfolio*

EQ/Short Duration Bond Portfolio*

EQ/PIMCO Real Return Portfolio*

AXA Premier VIP High Yield EQ/Caywood-Scholl High-Yield Bond*

*Reflects	the name of the Underlying Portfolio effective May 9, 2005.

The Manager determines the asset allocation targets for each asset class and the target investment percentages for each asset category and each Underlying Portfolio in which the Portfolio invests based on its proprietary investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio. AXA Equitable has hired a third party to assist it in modifying the asset allocation targets and target investment percentages.

The Portfolio may deviate temporarily from its asset allocation targets and target investment percentages for defensive purposes. In addition, the Portfolio may deviate from its asset allocation targets and target investment percentages as a result of appreciation or depreciation of the shares of the Underlying Portfolios in which it invests. The Portfolio has adopted certain policies to reduce the likelihood of such an occurrence. First, AXA Equitable will rebalance the Portfolio’s holdings on at least a quarterly basis. Rebalancing is the process of bringing the asset allocation of the Portfolio back into alignment with its target allocations. Second, AXA Equitable will not allocate any new investment dollars to any Underlying Portfolio in an asset class or category whose maximum percentage has been exceeded. Third, AXA Equitable will allocate new investment dollars on a priority basis to Underlying Portfolios in any asset class or category whose minimum percentage has not been achieved.

The Portfolio also may hold cash or cash equivalents (instead of being allocated to an Underlying Portfolio) as deemed appropriate by the Manager for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should the Portfolio take this action, it may not achieve its investment objective. The Portfolio also may hold U.S. government securities and money market instruments directly for investment or other appropriate purposes.

Please note that the Underlying Portfolios may already be available directly as an investment option in your variable annuity contract or variable life policy and that an investor in the Portfolio bears both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying Portfolios. Therefore, an investor may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios of the Portfolio instead of in the Portfolio itself. However, not all of the Underlying Portfolios of the Portfolio may be available as an investment option in your variable annuity contract or variable life insurance policy. In addition, an investor who chooses to invest directly in the Underlying Portfolios would not receive the asset allocation and rebalancing services provided by AXA Equitable.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the Portfolio are:

•	Risks Associated with Underlying Portfolios: Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests in Underlying Portfolios that invest primarily in equity securities, the performance of the Portfolio will be subject to the risks of investing in equity securities, including investment style risk, issuer-specific risk, small- and mid-capitalization risk, equity risk and portfolio management risk. To the extent the Portfolio invests in Underlying Portfolios that invest primarily in fixed income securities, the performance of the Portfolio will be subject to the risks of investing in fixed income securities, which may include non-investment grade securities. Such risks include credit/default risk, interest rate risk, issuer-specific risk, liquidity risk, mortgage-backed and asset-backed securities risk, derivatives risk, lower-rated securities risk and portfolio management risk. Each Underlying Portfolio’s principal risks are described in more detail in the Underlying Portfolio’s prospectus. For additional information, please see “More About Investment Strategies and Risks” in the Prospectus.

•	Management Risk: The risk that AXA Equitable’s selection of the Underlying Portfolios, and its allocation and reallocation of portfolio assets among the Underlying Portfolios, may not produce the desired results.

•	Market Risk: The Underlying Portfolios’ share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, AXA Equitable’s assessment of the companies in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

More information about the risks of an investment in the Portfolio is provided in “More About Investment Strategies and Risks” in the Prospectus.

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Managed Portfolio, a series of the Enterprise Accumulation Trust). For these purposes, the Portfolio is considered to be the successor to the Enterprise Managed Portfolio whose inception date is August 1, 1988, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio after the investment strategy change discussed in this Supplement takes effect because the Portfolio and its predecessor historically have had a different investment objective and have invested directly in equity and debt securities, while following the investment strategy change, the Portfolio will invest substantially all of its assets in other mutual funds that emphasize either equity or debt investments. If the Portfolio and its predecessor had historically invested substantially all of their assets in other mutual funds instead of investing directly in equity and debt securities, the performance of the Portfolio and its predecessor may have been different.

Calendar Year Annual Total Return**

Best quarter (% and time period)	Worst quarter (% and time period)
14.64% (1995 2nd Quarter)	–16.42% (2001 3rd Quarter)

Average Annual Total Returns**
	One Year	Five Years	Ten Years
EQ/Enterprise Moderate Allocation Portfolio — Class IB Shares	8.57%	–1.39%	9.52%
65% S&P 500 Index/30% Lehman Aggregate Bond/5% 3-Month T-Bill*,†	8.47%	1.23%	10.68%
S&P 500 Index*	10.88%	–2.30%	12.07%

*    For more information on this index, see the following section “More Information on Principal Risks and Benchmarks” in the Prospectus.

**   Performance information shown is the performance of the Portfolio’s Class IB shares which are subject to 12b-1 fees. Class IA shares are not subject to any 12b-1 fees.

†   AXA Equitable believes this newly selected index reflects more closely the sectors in which the Portfolio invests.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, re-invest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses** (expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)
EQ/Enterprise Moderate Allocation Portfolio	Class IA Shares
Management Fee	0.10%
Distribution and/or Service Fees (12b-1 fees)*	0.00%
Other Expenses	0.18%
Total Annual Portfolio Operating Expenses	0.28%
Less Fee Waiver/Expense Reimbursement***	0.18%
Net Total Annual Portfolio Operating Expenses	0.10%

*   The Portfolio’s Class IA shares are not subject to any distribution and/or service (12b-1) fees.

**   The Portfolio invests in shares of Underlying Portfolios. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of the Portfolio will be reduced by each Underlying Portfolio’s expenses. As of the date of this Supplement, the range of expenses (as a percentage of average net assets) expected to be incurred indirectly in connection with the Portfolio’s investments in Underlying Portfolios is  0.80% to 1.05%. Thus, the net expense ratio of the Class IA shares of the Portfolio, including the Portfolio’s direct and indirect expenses, is currently expected to range from 0.90% to 1.15% after taking into account the fee waiver and expense reimbursement arrangement described above. Absent this arrangement, the total expense ratio of the Class IA shares of the Portfolio would range from 1.08% to 1.33%. This information is based on a weighted-average range of the expense ratios since the average assets of the Portfolio invested in Underlying Portfolios will fluctuate. The total expense ratios may be higher or lower depending on the allocation of the Portfolio’s assets among Underlying Portfolios and the actual expenses of the Underlying Portfolios. An investor could realize lower overall expenses by allocating investments directly to the Underlying Portfolios.

***    Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers within three years of such payments and waivers under certain conditions. For more information on the Expense Limitation Agreement, see “Who Manages the Portfolio — Expense Limitation Agreement.”

Example

This Example is intended to help you compare the direct and indirect costs of investing in the Portfolio with the cost of investing in other investment options. It does not show certain indirect costs of investing, including the costs of the Underlying Portfolios.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement currently in place is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses or the fees and expenses of the Underlying Portfolios. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$18
3 Years	$80
5 Years	$147
10 Years	$346

WHO MANAGES THE PORTFOLIO

The Manager

AXA Equitable, through its AXA Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages the Portfolio. AXA Equitable is an indirect wholly-owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

As Manager, AXA Equitable is responsible for the general management and administration of the Trust and the Portfolio. In addition to its managerial responsibilities, AXA Equitable also is responsible for determining the asset allocation range for the Portfolio and ensuring that the allocations are consistent with the guidelines that have been approved by the Board. Within the asset allocation range for the Portfolio, AXA Equitable will periodically establish specific percentage targets for each asset class and each Underlying Portfolio to be held by the Portfolio based on AXA Equitable’s proprietary investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio. AXA Equitable also will periodically rebalance the Portfolio’s holdings to bring the asset allocation of the Portfolio back into alignment with its asset allocation range. AXA Equitable has hired an independent consultant to provide research and consulting services with respect to the Underlying Portfolios, which may assist it with the selection of Underlying Portfolios for inclusion in the Portfolio.

A committee of AXA FMG investment personnel will manage the Portfolio. The committee is comprised of the following individuals who will be jointly responsible for the day-to-day management of the Portfolio.

Members of AXA FMG Committee	Business Experience
Kenneth T. Kozlowski	Mr. Kozlowski has served as Vice President of AXA Financial from February 2001 to present. From October 1999 to February 2001, he served as Assistant Vice President, AXA Financial. He has had day-to-day portfolio management responsibilities for AXA Equitable’s Allocation Portfolios since 2003.

Kenneth B. Beitler	Mr. Beitler has served as Vice President of AXA Financial from February 2003 to present. From February 2002 to February 2003, he served as Assistant Vice President of AXA Financial and from May 1999 to February 2002 as Senior Investment Analyst of AXA Financial. He has had day-to-day portfolio management responsibilities for AXA Equitable’s Allocation Portfolios since 2003.

Information about each committee member’s compensation, other accounts they manage and their ownership of securities in the Portfolio is available in the Trust’s Statement of Additional Information.

The following sentence will be added to footnote * in the table “Management Fees Paid by the Portfolios in 2004,” which appears under the heading “Management of the Trust—Management Fees.”

Effective on the date of the investment strategy change for the EQ/Enterprise Managed Portfolio, the Portfolio’s contractual management fee rate will be reduced to an annual rate of 0.10% of the Portfolio’s average daily net assets.

The last sentence in the second paragraph following the table “Contractual Fee Under Management Agreement,” which appears under the heading “Management of the Trust—Management Fees,” will be replaced in its entirety with the following:

For administrative services, in addition to the management fee, each Portfolio pays AXA Equitable a fee at an annual rate of 0.04% of the first $3 billion of total Trust average daily net assets, 0.03% of the next $3 billion, 0.025% of the next $4 billion, and 0.0225% of the total Trust average daily net assets in excess of $10 billion, plus $30,000 for each Portfolio and an additional $30,000 for each portion of the Portfolio, except that the EQ/Enterprise Moderate Allocation Portfolio will pay AXA Equitable an administrative fee at an annual rate of 0.15% of that Portfolio’s total average daily net assets plus $35,000.

The table “Expense Limitation Provisions,” which appears under the heading “Management of the Trust—Expense Limitation Agreement,” will be modified with respect to the EQ/Enterprise Managed Portfolio as follows:

Portfolio	Total Expenses Limited to (% of daily net assets)
EQ/Enterprise Moderate Allocation Portfolio†	0.10%

*    *    *    *    *    *    *    *    *

EQ Advisors TrustSM

Supplement dated September     , 2005 to the

Prospectus dated May 1, 2005

This Supplement updates certain information contained in the above-dated Prospectus. Unless indicated otherwise, this Supplement does not supercede the Prospectus dated May 1, 2005 or any prior supplements. The purpose of this Supplement is to provide you with information regarding a change in the name and investment strategy of the EQ/Enterprise Managed Portfolio that will take place on or about September 9, 2005. On or about that date, the Portfolio will convert from a fund that invests directly in a combination of equity and debt securities to a “fund of funds” that will invest exclusively in a combination of other funds selected and managed by AXA Equitable Life Insurance Company (“AXA Equitable” or the “Manager”). Upon conversion to the new investment strategy, the EQ/Enterprise Managed Portfolio will be renamed the EQ/Enterprise Moderate Allocation Portfolio (the “Portfolio”). This Supplement contains information about the investment strategy, the name change and additional information that you should know before investing. Please read this Supplement carefully before investing and keep it for future reference.

Effective on the date of the investment strategy change, all references throughout the Prospectus to the EQ/Enterprise Managed Portfolio will be changed to EQ/Enterprise Moderate Allocation Portfolio. In addition, the following will replace all information under the heading “About the investment policies – Balanced/Hybrid Portfolios – EQ/Enterprise Managed Portfolio.”

EQ/ENTERPRISE MODERATE ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation and current income.

THE INVESTMENT STRATEGY

The Portfolio pursues its investment objective by investing in other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable. AXA Equitable, under the oversight of the Trust’s Board of Trustees, has established an asset allocation target for the Portfolio. This target is the approximate percentage of the Portfolio’s assets that will be invested in Underlying Portfolios that emphasize investments in either equity securities or fixed income securities (referred to herein as “asset classes”). The Portfolio’s current asset allocation target is to invest approximately 52.5% of its assets in Underlying Portfolios that emphasize equity investments and 47.5% that emphasize fixed income investments. This asset allocation target may be changed by the Trust’s Board of Trustees without shareholder approval.

Subject to the asset allocation target set forth above, AXA Equitable also has established target investment percentages for each asset category in which the Portfolio invests. As used in this Supplement, the term “asset category” refers to specific types of securities within each asset class (e.g., large cap equity securities, small/mid cap equity securities, investment grade bonds and high yield bonds). Each target investment percentage is an approximate percentage of the Portfolio’s assets that is invested in Underlying Portfolios that emphasize investments in a particular asset category. Under the Portfolio’s current target investment percentages, it generally will invest its assets in Underlying Portfolios within the following asset categories in the approximate percentages shown in the table below. AXA Equitable may change these targets from time to time. Actual allocations can deviate from the amounts shown below by up to 15% for each asset category.

Large Cap Equity Securities	32.5%
Small/Mid Cap Equity Securities	20%
Investment Grade Bonds	37.5%
High Yield Bonds	10%

The Manager selects the Underlying Portfolios in which to invest the Portfolio’s assets. The Manager may add new Underlying Portfolios or replace existing Underlying Portfolios. The Underlying Portfolios have been selected to represent a reasonable spectrum of investment options for the Portfolio. The Manager has based the target investment percentages for the Portfolio on the degree to which it believes the Underlying Portfolios, in combination, to be appropriate for the Portfolio’s investment objective. The following is a list of the Underlying Portfolios, divided by asset category, in which the Portfolio may invest. Each of the Underlying Portfolios is managed by the Manager and sub-advised by other advisers, certain of which are affiliates of the Manager. Additional information regarding the Underlying Portfolios is included in the prospectus for those portfolios dated May 1, 2005. The Portfolio will purchase Class A or Class IA shares of the Underlying Portfolios, as applicable, which are not subject to any sales charges or distribution or service (Rule 12b-1) fees.

IB Supplement (58712)

Large Cap Equities	Small/Mid Cap Equities

AXA Premier VIP Aggressive Equity

AXA Premier VIP Large Cap Core Equity

AXA Premier VIP Large Cap Growth

AXA Premier VIP Large Cap Value

EQ/Alliance Common Stock

EQ/Alliance Growth and Income

EQ/Alliance Large Cap Growth*

EQ/Bernstein Diversified Value

EQ/Capital Guardian Growth

EQ/Capital Guardian Research

EQ/Capital Guardian U.S. Equity

EQ/Enterprise Equity Income

EQ/Evergreen Omega

EQ/Janus Large Cap Value

EQ/J.P. Morgan Value Opportunities

EQ/Lord Abbett Growth and Income

EQ/Lord Abbett Large Cap Core

EQ/Marsico Focus

EQ/Mercury Basic Value Equity

EQ/Mergers and Acquisitions*

EQ/MFS Emerging Growth Companies

EQ/MFS Investors Trust

EQ/Montag & Caldwell Growth*

EQ/TCW Equity*

EQ/UBS Growth and Income*

EQ/Van Kampen Comstock

AXA Premier VIP Small/Mid Cap Growth

AXA Premier VIP Small/Mid Cap Value

EQ/Alliance Small Cap Growth

EQ/FI Mid Cap

EQ/FI Small/Mid Cap Value

EQ/Lazard Small Cap Value

EQ/Lord Abbett Mid Cap Value

EQ/Bear Stearns Small Company Growth*

EQ/Small Company Value

EQ/Van Kampen Mid Cap Growth

Investment Grade Bond	High Yield Bond

AXA Premier VIP Core Bond

EQ/Alliance Intermediate Government Securities

EQ/Alliance Quality Bond

EQ/J.P. Morgan Core Bond

EQ/Government Securities*

EQ/Intermediate Term Bond Portfolio*

EQ/Long Term Bond Portfolio*

EQ/Short Duration Bond Portfolio*

EQ/PIMCO Real Return Portfolio*

AXA Premier VIP High Yield EQ/Caywood-Scholl High-Yield Bond*

*Reflects	the name of the Underlying Portfolio effective May 9, 2005.

The Manager determines the asset allocation targets for each asset class and the target investment percentages for each asset category and each Underlying Portfolio in which the Portfolio invests based on its proprietary investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio. AXA Equitable has hired a third party to assist it in modifying the asset allocation targets and target investment percentages.

The Portfolio may deviate temporarily from its asset allocation targets and target investment percentages for defensive purposes. In addition, the Portfolio may deviate from its asset allocation targets and target investment percentages as a result of appreciation or depreciation of the shares of the Underlying Portfolios in which it invests. The Portfolio has adopted certain policies to reduce the likelihood of such an occurrence. First, AXA Equitable will rebalance the Portfolio’s holdings on at least a quarterly basis. Rebalancing is the process of bringing the asset allocation of the Portfolio back into alignment with its target allocations. Second, AXA Equitable will not allocate any new investment dollars to any Underlying Portfolio in an asset class or category whose maximum percentage has been exceeded. Third, AXA Equitable will allocate new investment dollars on a priority basis to Underlying Portfolios in any asset class or category whose minimum percentage has not been achieved.

The Portfolio also may hold cash or cash equivalents (instead of being allocated to an Underlying Portfolio) as deemed appropriate by the Manager for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should the Portfolio take this action, it may not achieve its investment objective. The Portfolio also may hold U.S. government securities and money market instruments directly for investment or other appropriate purposes.

Please note that the Underlying Portfolios may already be available directly as an investment option in your variable annuity contract or variable life policy and that an investor in the Portfolio bears both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying Portfolios. Therefore, an investor may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios of the Portfolio instead of in the Portfolio itself. However, not all of the Underlying Portfolios of the Portfolio may be available as an investment option in your variable annuity contract or variable life insurance policy. In addition, an investor who chooses to invest directly in the Underlying Portfolios would not receive the asset allocation and rebalancing services provided by AXA Equitable.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the Portfolio are:

•	Risks Associated with Underlying Portfolios: Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests in Underlying Portfolios that invest primarily in equity securities, the performance of the Portfolio will be subject to the risks of investing in equity securities, including investment style risk, issuer-specific risk, small- and mid-capitalization risk, equity risk and portfolio management risk. To the extent the Portfolio invests in Underlying Portfolios that invest primarily in fixed income securities, the performance of the Portfolio will be subject to the risks of investing in fixed income securities, which may include non-investment grade securities. Such risks include credit/default risk, interest rate risk, issuer-specific risk, liquidity risk, mortgage-backed and asset-backed securities risk, derivatives risk, lower-rated securities risk and portfolio management risk. Each Underlying Portfolio’s principal risks are described in more detail in the Underlying Portfolio’s prospectus. For additional information, please see “More About Investment Strategies and Risks” in the Prospectus.

•	Management Risk: The risk that AXA Equitable’s selection of the Underlying Portfolios, and its allocation and reallocation of portfolio assets among the Underlying Portfolios, may not produce the desired results.

•	Market Risk: The Underlying Portfolios’ share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, AXA Equitable’s assessment of the companies in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

More information about the risks of an investment in the Portfolio is provided in “More About Investment Strategies and Risks” in the Prospectus.

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Managed Portfolio, a series of the Enterprise Accumulation Trust). For these purposes, the Portfolio is considered to be the successor to the Enterprise Managed Portfolio whose inception date is August 1, 1988, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio after the investment strategy change discussed in this Supplement takes effect because the Portfolio and its predecessor historically have had a different investment objective and have invested directly in equity and debt securities, while following the investment strategy change, the Portfolio will invest substantially all of its assets in other mutual funds that emphasize either equity or debt investments. If the Portfolio and its predecessor had historically invested substantially all of their assets in other mutual funds instead of investing directly in equity and debt securities, the performance of the Portfolio and its predecessor may have been different.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)
14.64% (1995 2nd Quarter)	–16.42% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Enterprise Moderate Allocation Portfolio — Class IB Shares	8.57%	–1.39%	9.52%
65% S&P 500 Index/30% Lehman Aggregate Bond/5% 3-Month T-Bill*,†	8.47%	1.23%	10.68%
S&P 500 Index*	10.88%	–2.30%	12.07%

*   For more information on this index, see the following section “More Information on Principal Risks and Benchmarks” in the Prospectus.

†   AXA Equitable believes this newly selected index reflects more closely the sectors in which the Portfolio invests.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, re-invest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses** (expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)
EQ/Enterprise Moderate Allocation Portfolio	Class IB Shares
Management Fee	0.10%
Distribution and/or Service Fees (12b-1 fees)*	0.25%
Other Expenses	0.18%
Total Annual Portfolio Operating Expenses	0.53%
Less Fee Waiver/Expense Reimbursement***	0.18%
Net Total Annual Portfolio Operating Expenses	0.35%

*   The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2006.

**   The Portfolio invests in shares of Underlying Portfolios. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of the Portfolio will be reduced by each Underlying Portfolio’s expenses. As of the date of this Supplement, the range of expenses (as a percentage of average net assets) expected to be incurred indirectly in connection with the Portfolio’s investments in Underlying Portfolios is  0.80% to 1.05%. Thus, the net expense ratio of the Class IB shares of the Portfolio, including the Portfolio’s direct and indirect expenses, is currently expected to range from 1.15% to 1.40% after taking into account the fee waiver and expense reimbursement arrangement described above. Absent this arrangement, the total expense ratio of the Class IB shares of the Portfolio would range from 1.33% to 1.58%. This information is based on a weighted-average range of the expense ratios since the average assets of the Portfolio invested in Underlying Portfolios will fluctuate. The total expense ratios may be higher or lower depending on the allocation of the Portfolio’s assets among Underlying Portfolios and the actual expenses of the Underlying Portfolios. An investor could realize lower overall expenses by allocating investments directly to the Underlying Portfolios.

***    Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers within three years of such payments and waivers under certain conditions. For more information on the Expense Limitation Agreement, see “Who Manages the Portfolio — Expense Limitation Agreement.”

Example

This Example is intended to help you compare the direct and indirect costs of investing in the Portfolio with the cost of investing in other investment options. It does not show certain indirect costs of investing, including the costs of the Underlying Portfolios.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement currently in place is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses or the fees and expenses of the Underlying Portfolios. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$36
3 Years	$152
5 Years	$278
10 Years	$648

WHO MANAGES THE PORTFOLIO

The Manager

AXA Equitable, through its AXA Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages the Portfolio. AXA Equitable is an indirect wholly-owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

As Manager, AXA Equitable is responsible for the general management and administration of the Trust and the Portfolio. In addition to its managerial responsibilities, AXA Equitable also is responsible for determining the asset allocation range for the Portfolio and ensuring that the allocations are consistent with the guidelines that have been approved by the Board. Within the asset allocation range for the Portfolio, AXA Equitable will periodically establish specific percentage targets for each asset class and each Underlying Portfolio to be held by the Portfolio based on AXA Equitable’s proprietary investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio. AXA Equitable also will periodically rebalance the Portfolio’s holdings to bring the asset allocation of the Portfolio back into alignment with its asset allocation range. AXA Equitable has hired an independent consultant to provide research and consulting services with respect to the Underlying Portfolios, which may assist it with the selection of Underlying Portfolios for inclusion in the Portfolio.

A committee of AXA FMG investment personnel will manage the Portfolio. The committee is comprised of the following individuals who will be jointly responsible for the day-to-day management of the Portfolio.

Members of AXA FMG Committee	Business Experience
Kenneth T. Kozlowski	Mr. Kozlowski has served as Vice President of AXA Financial from February 2001 to present. From October 1999 to February 2001, he served as Assistant Vice President, AXA Financial. He has had day-to-day portfolio management responsibilities for AXA Equitable’s Allocation Portfolios since 2003.

Kenneth B. Beitler	Mr. Beitler has served as Vice President of AXA Financial from February 2003 to present. From February 2002 to February 2003, he served as Assistant Vice President of AXA Financial and from May 1999 to February 2002 as Senior Investment Analyst of AXA Financial. He has had day-to-day portfolio management responsibilities for AXA Equitable’s Allocation Portfolios since 2003.

Information about each committee member’s compensation, other accounts they manage and their ownership of securities in the Portfolio is available in the Trust’s Statement of Additional Information.

The following sentence will be added to footnote * in the table “Management Fees Paid by the Portfolios in 2004,” which appears under the heading “Management of the Trust—Management Fees.”

Effective on the date of the investment strategy change for the EQ/Enterprise Managed Portfolio, the Portfolio’s contractual management fee rate will be reduced to an annual rate of 0.10% of the Portfolio’s average daily net assets.

The last sentence in the second paragraph following the table “Contractual Fee Under Management Agreement,” which appears under the heading “Management of the Trust—Management Fees,” will be replaced in its entirety with the following:

For administrative services, in addition to the management fee, each Portfolio pays AXA Equitable a fee at an annual rate of 0.04% of the first $3 billion of total Trust average daily net assets, 0.03% of the next $3 billion, 0.025% of the next $4 billion, and 0.0225% of the total Trust average daily net assets in excess of $10 billion, plus $30,000 for each Portfolio and an additional $30,000 for each portion of the Portfolio, except that the EQ/Enterprise Moderate Allocation Portfolio will pay AXA Equitable an administrative fee at an annual rate of 0.15% of that Portfolio’s total average daily net assets plus $35,000.

The table “Expense Limitation Provisions,” which appears under the heading “Management of the Trust—Expense Limitation Agreement,” will be modified with respect to the EQ/Enterprise Managed Portfolio as follows:

Portfolio	Total Expenses Limited to (% of daily net assets)
EQ/Enterprise Moderate Allocation Portfolio†	0.35%

*    *    *    *    *    *    *    *    *

SUPPLEMENT DATED SEPTEMBER     , 2005:

•	EQ ADVISORS TRUST

This Supplement updates the Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”), dated May 1, 2005 with respect to information regarding the Trust. You may obtain an additional copy of the Prospectuses or SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104.

Information Regarding EQ/Enterprise Managed Portfolio

The information provided below updates information regarding the EQ/Enterprise Managed Portfolio in the Trust’s SAI dated May 1, 2005.

Effective on or about September 9, 2005, the EQ/Enterprise Managed Portfolio will be renamed the EQ/Enterprise Moderate Allocation Portfolio (the “Allocation Portfolio”).

Effective on the date of the investment strategy change for the EQ/Enterprise Managed Portfolio, as described in the Prospectus, as supplemented, all references throughout the Prospectus to the EQ/Enterprise Managed Portfolio will be changed to EQ/Enterprise Moderate Allocation Portfolio. In addition, the following information will be inserted after the first paragraph of the section of the SAI entitled “Investment Strategies and Risks”

The Allocation Portfolio operates under a “fund of funds” structure, investing exclusively in other mutual funds managed by AXA Equitable (the “Underlying Portfolios”). In addition to the fees directly associated with the Allocation Portfolio an investor in the Allocation Portfolio will also indirectly bear the fees of the Underlying Portfolios in which the Allocation Portfolio invests. For additional information about Underlying Portfolios that are series of the Trust, please see the Trust’s May 1, 2005 Prospectus and Statement of Additional Information. For additional information about Underlying Funds that are series of AXA Premier VIP Trust, please see the May 1, 2005 Prospectus and Statement of Additional Information for the AXA Premier VIP Trust.

The Allocation Portfolio invests in shares of Underlying Portfolios and its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Manager’s allocation among the Underlying Funds. Accordingly, the Allocation Portfolio’s investment performance will be influenced by the investment strategies of and risks and fees associated with the Underlying Portfolios, as described in this section of the Statement of Additional Information.

The following information will be inserted at the end of the third full paragraph on page 51 in the section of the SAI entitled “Investment Management and Other Services.”

An amendment to the Management Agreement with respect to the EQ/Enterprise Moderate Allocation Portfolio to reduce the management fee payable with respect to the Portfolio under the Management Agreement was approved by the Board of Trustees on             , 2005.

The following information will be inserted before the first full paragraph on page 53 in the section of the SAI entitled “Investment Management and Other Services.”

With respect to the Allocation Portfolio, the Manager will: (i) provide investment management and advisory services; (ii) render investment advice concerning the Underlying Portfolios in which to invest and the appropriate allocations for the Allocation Portfolio; (iii) review brokerage matters; (iv) oversee the Trust’s compliance with various federal and state statutes; and (v) carry out the directives of the Board of Trustees.

The fourteenth sentence of the first paragraph in the section of the SAI entitled “The Advisers” on page 59 is revised to state as follows:

The Manager has entered into an Advisory Agreement on behalf of EQ/Enterprise Deep Value Portfolio with Wellington Management.

The following information is inserted after the third sentence of the first paragraph in the section of the SAI entitled “Proxy Voting Policies and Procedures” on page 85 of the SAI.

With respect to the Allocation Portfolio, to the extent a proxy proposal is presented with respect to an Underlying Portfolio, whether or not the proposal would present an issue as to which AXA Equitable could be deemed to have a conflict of interest, AXA Equitable will vote shares held by the Allocation Portfolio it manages either for or against approval of the proposal, or as an abstention, in the same proportion as the shares for which the Underlying Portfolio’s other shareholders have voted.

The following information is added to Appendix C to the SAI subtitled “Portfolio Manager Information.”

PORTFOLIO MANAGER INFORMATION

EQ/Enterprise Moderate Allocation Portfolio

AXA Funds Management Group Unit

Names of Portfolio Managers	Other Accounts Managed						Other Accounts Managed with Respect to Which the Advisory Fee is Based on the Performance of the Account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (2/28/05)	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Kenneth T. Kozlowski	8	$7.4 billion	None	N/A	None	N/A	None	N/A	N/A	N/A	N/A	N/A
Kenneth B. Beitler	8	$7.4 billion	None	N/A	None	N/A	None	N/A	N/A	N/A	N/A	N/A

Material Conflicts.    The portfolio and the other registered investment companies for which Messrs. Kozlowski and Beitler serve as the portfolio managers are each structured as a “fund of funds,” investing in other registered investment companies for which AXA Equitable serves as the investment manager. None of such portfolios is subject to an advisory fee that is based on the performance of the portfolio. Given such “fund of funds” structure and the absence of performance-based advisory fee, as well as the lack of any impact of portfolio performance on individual portfolio manager’s compensation as further described below, Messrs. Kozlowski and Beitler are not, as a general matter, subject to the potential conflicts of interest that may arise in connection with their management of the portfolio, on the one hand, and the other portfolios, on the other, such as material differences in the investment strategies or allocation of investment opportunities.

Description of Compensation.    Because Messrs. Kozlowski and Beitler both serve as officers and employees of AXA Equitable, and their respective roles are not limited to serving as the portfolio managers of the portfolios and other accounts managed by them, their compensation is based on AXA Equitable’s compensation program as it applies to the firm’s officers in general. AXA Equitable’s compensation program consists of a base salary, short-term incentive compensation and long-term incentive compensation. Individual jobs are defined based on scope, responsibility and market value and assigned to a specific level within the firm’s base salary structure. An individual’s base salary is then established within the range of such structure based on a combination of experience, skills, job content and performance and periodically evaluated based on survey data and market research. Annual short-term incentive compensation opportunities, granted in cash, are made available depending on whether firm-wide objectives were met during the year, as measured by various performance objectives such as underlying and adjusted earnings, expense management and sales. Once the target level of the short-term incentive compensation is determined by the firm, awards are made to individuals based on their salary structure and grade of position and individual performance. Annual long-term incentive compensation, granted in the form of stock options, restricted stocks and/or performance units, is offered in a manner similar to the short-term incentive compensation and is based on the combination of firm-wide performance and individual performance.

Compensation for Messrs. Kozlowski and Beitler is not based on the portfolio’s performance (whether or not pre- or after-tax basis and regardless of time period) or on the value of assets held in the portfolio or of the portfolio’s overall assets under management.

Ownership of Shares of the Portfolio (in dollar amounts):

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Kenneth T. Kozlowski	X
Kenneth B. Beitler	X

PART C: OTHER INFORMATION

Item 23. Exhibits

(a)(1)	Agreement and Declaration of Trust.[1]

(a)(2)	Amended and Restated Agreement and Declaration of Trust.[2]

(a)(2)(i)	Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust.[17]

(a)(2)(ii)	Amendment No. 2 to the Amended and Restated Agreement and Declaration of Trust.[23]

(a)(3)	Certificate of Trust.[1]

(a)(4)	Certificate of Amendment to the Certificate of Trust.[2]

(b)(1)(i)	By-Laws.[1]

(c)(1)(ii)	None, other than Exhibits (a)(2) and (b)(1)(i).

(d)	Investment Advisory Contracts

(d)(1)(i)	Investment Management Agreement between EQ Advisors Trust (“Trust”) and EQ Financial Consultants, Inc. (“EQFC”) dated April 14, 1997.[4]

(d)(1)(ii)	Amendment No. 1, dated December 9, 1997, to Investment Management Agreement between the Trust and EQFC dated April 14, 1997.[7]

(d)(1)(iii)	Amendment No. 2, dated as of December 31, 1998, to Investment Management Agreement between the Trust and EQFC dated April 14, 1997.[11]

(d)(1)(iv)	Form of Amendment No. 3, dated as of April 30, 1999, to Investment Management Agreement between the Trust and EQFC.[11]

(d)(1)(v)	Form of Amendment No. 4, dated as of August 30, 1999, to Investment Management Agreement between the Trust and EQFC.[12]

(d)(1)(vi)	Amended and Restated Investment Management Agreement, dated as of May 1, 2000, between the Trust and The Equitable Life Assurance Society of the United States (“Equitable”).[15]

(d)(1)(vii)	Revised Amendment No. 1, dated as of September 1, 2000, to the Amended and Restated Investment Management Agreement between the Trust and Equitable dated May 1, 2000.[17]

(d)(1)(viii)	Amendment No. 2, dated as of September 1, 2001, to the Amended and Restated Investment Management Agreement between the Trust and Equitable dated May 1, 2000.[20]

(d)(1)(ix)	Amendment No. 3, dated as of November 22, 2002 to the Amended and Restated Investment Management Agreement between the Trust and Equitable dated May 1, 2000.[23]

(d)(1)(x)	Amendment No. 4, dated as of May 2, 2003 to the Amended and Restated Investment Management Agreement between the Trust and Equitable dated May 1, 2000.[26]

(d)(1)(xi)	Investment Management Agreement between the Trust and Equitable with respect to the EQ/Enterprise Capital Appreciation Portfolio, EQ/Enterprise Deep Value Portfolio, EQ/MONY Equity Growth Portfolio, EQ/Enterprise Equity Income Portfolio, EQ/MONY Equity Income Portfolio, EQ/Enterprise Equity Portfolio, EQ/Enterprise Global Socially Responsive Portfolio, EQ/Enterprise Growth and Income Portfolio, EQ/Enterprise Growth Portfolio, EQ/Enterprise Mergers and Acquisitions Portfolio, EQ/Enterprise Multi-Cap Growth Portfolio, EQ/Enterprise Small Company Growth Portfolio, EQ/Enterprise Small Company Value Portfolio, EQ/Enterprise International Growth Portfolio, EQ/MONY Government Securities Portfolio, EQ/Enterprise High-Yield Bond Portfolio, EQ/MONY Intermediate Term Bond Portfolio, EQ/MONY Long Term Bond Portfolio, EQ/MONY Money Market Portfolio, EQ/Enterprise Short Duration Bond Portfolio, EQ/Enterprise Total Return Portfolio, EQ/MONY Diversified Portfolio and EQ/Enterprise Managed Portfolio (collectively, the “MONY Portfolios”). (filed herewith)

(d)(1)(xii)	Amendment No. 5 dated July 8, 2004 to the Investment Management Agreement between the Trust and Equitable dated May 1, 2000.[31]

(d)(1)(xiii)	Amendment No. 6 dated October 25, 2004 to the Investment Management Agreement between the Trust and Equitable dated May 1, 2000. [31]

(d)(1)(xiv)	Amendment No. 7 to the Investment Management Agreement between the Trust and Equitable dated May 1, 2000. [33]

(d)(1)(xv)	Form of Amendment No. 1 dated September [9], 2005 to the Investment Management Agreement between the Trust and AXA Equitable dated April 1, 2004 with respect to the MONY Portfolios. (filed herewith)

(d)(2)	Investment Advisory Agreement between EQFC and T. Rowe Price Associates, Inc. dated April 1997.[4]

(d)(3)	Investment Advisory Agreement between EQFC and Rowe Price-Fleming International, Inc. dated April 1997.[4]

(d)(3)(i)	Investment Advisory Agreement between Equitable and T. Rowe Price International, Inc. dated August 8, 2000.[17]

(d)(4)	Investment Advisory Agreement between EQFC and Putnam Investment Management, Inc. dated April 28, 1997.[4]

(d)(4)(i)	Amendment No. 1, dated as of May 21, 2001, to Investment Advisory Agreement between Equitable and Putnam Investment Management, Inc. dated April 28, 1997.[20]

(d)(4)(ii)	Amended and Restated Investment Advisory Agreement between Equitable and Putnam Investment Management, Inc. dated August 1, 2002.[23]

(d)(4)(iii)	Amended and Restated Investment Advisory Agreement between Equitable and Putnam Investment Management, LLC (“Putnam”) dated July 31, 2003.[26]

(d)(4)(iv)	Amendment No. 1, dated as of December 12, 2003, to Investment Advisory Agreement between Equitable and Putnam dated July 31, 2003.[26]

(d)(5)(i)	Investment Advisory Agreement between EQFC and Massachusetts Financial Services Company (“MFS”) dated April 1997.[4]

(d)(5)(ii)	Amendment No. 1, dated as of December 31, 1998, to Investment Advisory Agreement by and between EQFC and MFS dated April 1997.[11]

(d)(5)(iii)	Amendment No. 2, dated as of May 1, 2000, to Investment Advisory Agreement between Equitable and MFS dated April 1997.[14]

(d)(5)(iv)	Amended and Restated Investment Advisory Agreement between Equitable and MFS (dba MFS Investment Management) (“MFSIM”) dated July 10, 2002.[23]

(d)(5)(v)	Amendment No. 1 dated November 22, 2002, to the Amended and Restated Investment Advisory Agreement between Equitable and MFSIM dated July 10, 2002.[23]

(d)(5)(vi)	Amendment No. 2, dated August 18, 2003, to the Amended and Restated Investment Advisory Agreement between Equitable and MFSIM dated July 10, 2002.[26]

(d)(6)	Investment Advisory Agreement between EQFC and Morgan Stanley Asset Management Inc. (“Morgan Stanley”) dated April 1997.[4]

(d)(6)(i)	Amendment No. 1, dated as of April 1, 2001, to Investment Advisory Agreement between Equitable and Morgan Stanley dated April 1997.[20]

(d)(6)(ii)	Amended and Restated Investment Advisory Agreement between Equitable and Morgan Stanley Investment Management (“MSIM”) dated July 10, 2002.[23]

(d)(6)(iii)	Amended and Restated Investment Advisory Agreement between Equitable and MSIM dated July 31, 2003.[26]

(d)(6)(iv)	Form of Amendment No. 1 to the Amended and Restated Investment Advisory Agreement between Equitable and MSIM dated July 31, 2003. [33]

(d)(7)	Investment Advisory Agreement between EQFC and Merrill Lynch Asset Management, L.P. dated April 1997.[4]

(d)(7)(i)	Investment Advisory Agreement between EQFC and Fund Asset Management (“FAM”) dated May 1, 2000.[17]

(d)(7)(ii)	Form of Amendment No. 1, dated as of May 21, 2001, to Investment Advisory Agreement between Equitable and FAM dated May 1, 2000.[20]

(d)(7)(iii)	Amendment No. 2 dated as of December 6, 2001, to Investment Advisory Agreement between Equitable and FAM dated May 1, 2000.[21]

(d)(7)(iv)	Amendment No. 3, dated as of August 18, 2003, to Investment Advisory Agreement between Equitable and FAM dated December 6, 2001.[26]

(d)(7)(v)	Investment Advisory Agreement between Equitable and Merrill Lynch Investment Managers International Limited dated December 12, 2003 with respect to the EQ/Mercury International Value Portfolio.[26]

(d)(8)	Investment Advisory Agreement between EQFC and Lazard Frères & Co. LLC (“Lazard”) dated December 9, 1997.[7]

(d)(8)(i)	Amendment No. 1, dated as of March 1, 2001, to Investment Advisory Agreement between Equitable and Lazard dated December 9, 1997.[20]

(d)(8)(ii)	Amended and Restated Investment Advisory Agreement between Equitable and Lazard (dba Lazard Asset Management) dated July 10, 2002.[23]

(d)(8)(iii)	Amended and Restated Investment Advisory Agreement between Equitable and Lazard dated July 31, 2003.[26]

(d)(8)(iv)	Amended and Restated Investment Advisory Agreement between Equitable and Lazard Asset Management LLC. dated August 18, 2003.[26]

(d)(9)	Investment Advisory Agreement between EQFC and J.P. Morgan Investment Management, Inc. (“J. P. Morgan”) dated December 9, 1997.[7]

(d)(9)(i)	Amended and Restated Investment Advisory Agreement between Equitable and J.P. Morgan dated July 10, 2002.[23]

(d)(9)(ii)	Amended and Restated Investment Advisory Agreement between Equitable and J.P. Morgan dated July 31, 2003.[26]

(d)(9)(iii)	Amendment No. 1, dated December 13, 2004 to the Amended and Restated Investment Advisory Agreement between Equitable and J.P. Morgan dated July 31, 2004. [32]

(d)(10)	Investment Advisory Agreement between EQFC and Credit Suisse Asset Management, LLC dated as of July 1, 1999.[12]

(d)(11)	Investment Advisory Agreement between EQFC and Evergreen Asset Management Corp. dated as of December 31, 1998.[11]

(d)(11)(i)	Amendment No. 1, dated as of May 21, 2001, to Investment Advisory Agreement between Equitable and Evergreen Asset Management Corp. dated as of December 31, 1998.[21]

(d)(11)(ii)	Amended and Restated Investment Advisory Agreement between Equitable and Evergreen Investment Management Company (“Evergreen”) dated as of July 31, 2003.[26]

(d)(12)(i)	Form of Investment Advisory Agreement between EQFC and Alliance Capital Management L.P. (“Alliance”) dated as of May 1, 1999.[11]

(d)(12)(ii)	Amendment No. 1, dated as of October 18, 1999, to Investment Advisory Agreement by and between EQFC and Alliance dated as of May 1, 1999.[14]

(d)(12)(iii)	Amendment No. 2, dated as of May 1, 2000, to Investment Advisory Agreement by and between Equitable and Alliance dated as of May 1, 1999.[15]

(d)(12)(iv)	Amendment No. 3, dated as of March 1, 2001, to Investment Advisory Agreement by and between Equitable and Alliance dated as of May 1, 1999.[20]

(d)(12)(v)	Amendment No. 4, dated as of May 21, 2001, to Investment Advisory Agreement by and between Equitable and Alliance dated May 1, 1999.[20]

(d)(12)(vi)	Amended and Restated Investment Advisory Agreement between Equitable and Alliance dated as of December 5, 2001.[21]

(d)(12)(vii)	Amendment No. 1 dated November 22, 2002 to the Amended and Restated Investment Advisory Agreement between Equitable and Alliance dated December 5, 2001.[23]

(d)(12)(viii)	Interim Investment Advisory Agreement between Equitable and Alliance with respect to EQ/Small Company Index Portfolio and EQ/International Equity Index Portfolio dated January 2, 2003.[23]

(d)(12)(ix)	Investment Advisory Agreement between Equitable and Alliance dated May 1, 2003 with respect to the EQ/Small Company Index Portfolio.[26]

(d)(12)(x)	Amendment No. 2, dated August 18, 2003, to the Amended and Restated Investment Advisory Agreement between Equitable and Alliance dated December 5, 2001.[26]

(d)(12)(xi)	Amendment No. 3, dated December 12, 2003, to the Amended and Restated Investment Advisory Agreement between Equitable and Alliance dated December 5, 2001.[26]

(d)(13)	Investment Advisory Agreement between EQFC and Capital Guardian Trust Company (“Capital Guardian”) dated as of May 1, 1999.[11]

(d)(13)(i)	Amendment No. 1, dated as of May 1, 2000, to Investment Advisory Agreement between Equitable and Capital Guardian dated May 1, 1999.[15]

(d)(13)(ii)	Amended and Restated Investment Advisory Agreement between Equitable and Capital Guardian dated November 22, 2002.[23]

(d)(13)(iii)	Amendment No. 1, dated as of August 18, 2003, to the Amended and Restated Investment Advisory Agreement between Equitable and Capital Guardian dated as of November 22, 2002.[26]

(d)(13)(iv)	Form of Amendment No. 2, dated as of July 1, 2004, to the Amended and Restated Investment Advisory Agreement between Equitable and Capital Guardian dated as of November 22, 2002. [33]

(d)(13)(v)	Amendment No. 3 dated December 13, 2004 to the Amended and Restated Investment Advisory Agreement between Equitable and Capital Guardian dated as of November 22, 2002. [32]

(d)(14)	Investment Advisory Agreement between EQFC and Calvert Asset Management Company, Inc. (“Calvert”) dated as of August 30, 1999.[12]

(d)(14)(i)	Amended and Restated Investment Advisory Agreement between Equitable and Calvert dated July 10, 2002.[23]

(d)(14)(ii)	Amended and Restated Investment Advisory Agreement between Equitable and Calvert dated as of July 31, 2003.[26]

(d)(14)(iii)	Amendment No. 1 to the Amended and Restated Investment Advisory Agreement between Equitable and Calvert. (to be filed by Amendment)

(d)(15)	Investment Advisory Agreement between EQFC and Brown Capital Management (“Brown”) dated as of August 30, 1999.[12]

(d)(15)(i)	Amended and Restated Investment Advisory Agreement between Equitable and Brown dated as of July 10, 2002.[23]

(d)(15)(ii)	Amended and Restated Investment Advisory Agreement between Equitable and Brown dated as of July 31, 2003.[26]

(d)(16)	Investment Advisory Agreement between EQFC and Bankers Trust Company dated as of December 9, 1997.[7]

(d)(16)(i)	Amended and Restated Investment Advisory Agreement between Equitable and Deutsche Asset Management, Inc. (“Deutsche”) dated as of July 10, 2002.[23]

(d)(17)	Investment Advisory Agreement among Equitable, Prudential Investments Fund Management LLC (“Prudential Investments”) and Jennison Associates LLC (“Jennison”) dated as of May 12, 2000.[16]

(d)(17)(i)	Investment Advisory Agreement between Equitable and Jennison dated as of July 10, 2002.[23]

(d)(18)	Investment Advisory Agreement between Equitable and American Express Financial Corporation (“American Express”) dated as of September 1, 2000.[17]

(d)(19)	Investment Advisory Agreement between Equitable and Fidelity Management & Research Company (“Fidelity”) dated as of July 24, 2000.[17]

(d)(19)(i)	Amendment No. 1 dated as of November 1, 2002, to Investment Advisory Agreement between Equitable and Fidelity dated July 24, 2000.[23]

(d)(19)(ii)	Amendment No. 2 dated as of March 1, 2004 to Investment Advisory Agreement between Equitable and Fidelity dated July 24, 2000.[27]

(d)(20)	Investment Advisory Agreement between Equitable and Janus Capital Corporation dated as of September 1, 2000.[17]

(d)(20)(i)	Amendment No. 1 dated as of January 2, 2002 to Investment Advisory Agreement between Equitable and Janus Capital Corporation dated as of September 1, 2000.[21]

(d)(20)(ii)	Investment Advisory Agreement between Equitable and Janus Capital Management LLC (“Janus”) dated as of April 3, 2002.[22](d)(21) Investment Advisory Agreement between Equitable and Provident Investment Counsel (“Provident”) dated as of February 1, 2001.[18]

(d)(22)	Investment Advisory Agreement between Equitable and Marsico Capital Management, LLC, (“Marsico”) dated as of February 1, 2001.[18]

(d)(22)(i)	Amendment No. 1, dated as of September 1, 2001, to the Investment Advisory Agreement between Equitable and Marsico dated as of February 1, 2001.[20]

(d)(22)(ii)	Amendment No. 2, dated as of August 18, 2003, dated as of August 18, 2003, to the Investment Advisory Agreement between Equitable and Marsico dated September 1, 2001.[26]

(d)(22)(iii)	Amended and Restated Investment Advisory Agreement between Equitable and Marsico dated July 9, 2004. [31]

(d)(23)	Investment Advisory Agreement between Equitable and Pacific Investment Management Company LLC (“PIMCO”) dated July 15, 2002.[23]

(d)(23)(i)	Amended and Restated Investment Advisory Agreement between Equitable and PIMCO dated July 9, 2004. [31]

(d)(24)	Investment Advisory Agreement between Equitable and Dresdner RCM Global Investors LLC (“Dresdner”) dated December 12, 2003.[26]

(d)(25)	Investment Advisory Agreement between Equitable and Firsthand Capital Management, Inc. (“Firsthand”) dated December 12, 2003.[26]

(d)(26)	Investment Advisory Agreement between Equitable and Wellington Management Company, LLP (“Wellington Management”) dated December 12, 2003.[26]

(d)(26)(ii)	Investment Advisory Agreement between Equitable and Wellington Management dated July 9, 2004. [31]

(d)(26)(iii)	Form of Amendment No. 1, dated September [9], 2005, to the Investment Advisory Agreement between Equitable and Wellington Management dated July 12, 2004. (filed herewith)

(d)(27)	Investment Advisory Investment Advisory Agreement between Equitable and Boston Advisors, Inc. (“Boston Advisors”) dated July 9, 2004. [31]

(d)(28)	Investment Advisory Agreement between Equitable and Caywood-Scholl Capital Management (“Caywood-Scholl”) dated July 9, 2004. [31]

(d)(29)	Investment Advisory Agreement between Equitable and Fred Alger Management, Inc. (“Alger Management”) dated July 9, 2004. [31]

(d)(30)	Investment Advisory Agreement between Equitable and GAMCO Investors, Inc. (“GAMCO”) dated July 9, 2004. [31]

(d)(31)	Investment Advisory Agreement between Equitable and MONY Capital, Inc. (“MONY Capital”) dated July 9, 2004. [31]

(d)(32)	Investment Advisory Agreement between Equitable and Montag & Caldwell, Inc. (“Montag”) dated July 9, 2004. [31]

(d)(32)(i)	Amendment No. 1 dated as of December 13, 2004 to the Amended and Restated Investment Advisory Agreement between Equitable and Montag. [32]

(d)(33)	Investment Advisory Agreement between Equitable and Rockefeller & Co., Inc. (“Rockefeller”) dated July 9, 2004. [31]

(d)(34)	Investment Advisory Agreement between Equitable and SsgA Funds Management, Inc. (“SsgA Funds Management”) dated July 9, 2004. [31]

(d)(35)	Investment Advisory Agreement between Equitable and TCW Investment Management Company (“TCW”) dated July 9, 2004. [31]

(d)(36)	Investment Advisory Agreement between Equitable and UBS Global Asset Management (Americas) Inc. (“UBS”) dated July 9, 2004. [31]

(d)(37)	Investment Advisory Agreement between Equitable and William D. Witter, Inc. (“William Witter”) dated July 9, 2004 [31]

(d)(38)	Investment Advisory Agreement between AXA Equitable Life Insurance Company (“AXA Equitable”) and Wells Capital Management (“Wells Capital”) dated October 1, 2004 [31]

(d)(39)	Investment Advisory Agreement between AXA Equitable and Bear Stearns Asset Management, Inc. (“Bear Stearns”) dated December 10, 2004. [32]

(d)(40)	Investment Advisory Agreement between AXA Equitable and Lord, Abbett & Co. LLC (“Lord Abbett”) dated May 1, 2005. (filed herewith)

(d)(41)	Investment Advisory Agreement between AXA Equitable and The Dreyfus Corporation (“Dreyfus”). (to be filed by amendment)

(d)(42)	Investment Advisory Agreement between AXA Equitable and Bridgeway Capital Management, Inc. (“Bridgeway”). (to be filed by amendment)

(e)	Underwriting Contracts

(e)(1)(i)	Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.[4]

(e)(1)(ii)	Amendment No. 1, dated December 9, 1997, to the Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.[7]

(e)(1)(iii)	Amendment No. 2, dated as of December 31, 1998, to the Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.[11]

(e)(1)(iv)	Form of Amendment No. 3, dated as of April 14, 1999, to the Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.[11]

(e)(1)(v)	Amendment No. 4, dated as of August 30, 1999, to the Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.[14]

(e)(1)(vi)	Amendment No. 5, dated as of May 1, 2000, to the Distribution Agreement between the Trust and AXA Advisors, LLC (“AXA Advisors”) with respect to the Class IA shares dated April 14, 1997.[14]

(e)(1)(vii)	Revised Amendment No. 6, dated as of September 1, 2000, to the Distribution Agreement between the Trust and AXA Advisors with respect to the Class IA shares, dated as of April 14, 1997.[17]

(e)(1)(viii)	Amendment No. 7, dated as of September 1, 2001, to the Distribution Agreement between the Trust and AXA Advisors with respect to the Class IA shares, dated as of April 14, 1997.[20]

(e)(2)(i)	Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.[4]

(e)(2)(ii)	Amendment No. 1, dated December 9, 1997, to the Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.[7]

(e)(2)(iii)	Amendment No. 2, dated as of December 31, 1998, to the Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.[11]

(e)(2)(iv)	Form of Amendment No. 3, dated as of April 14, 1999, to the Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.[11]

(e)(2)(v)	Amendment No. 4, dated as of August 30, 1999, to the Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.[14]

(e)(2)(vi)	Amendment No. 5, dated as of May 1, 2000, to the Distribution Agreement between the Trust and AXA Advisors with respect to the Class IB shares dated April 14, 1997.[14]

(e)(2)(vii)	Revised Amendment No. 6, dated as of September 1, 2000, to the Distribution Agreement between the Trust and AXA Advisors with respect to the Class IB shares dated April 14, 1997.[17]

(e)(2)(viii)	Amendment No. 7, dated as of September 1, 2001, to the Distribution Agreement between the Trust and AXA Advisors with respect to the Class IB shares dated April 14, 1997.[20]

(e)(3)(i)	Distribution Agreement between the Trust and Equitable Distributors, Inc. (“EDI”) with respect to the Class IA shares dated April 14, 1997.[4]

(e)(3)(ii)	Amendment No. 1, dated December 9, 1997, to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.[7]

(e)(3)(iii)	Amendment No. 2, dated as of December 31, 1998, to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.[11]

(e)(3)(iv)	Form of Amendment No. 3, dated as of April 14, 1999, to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.[11]

(e)(3)(v)	Amendment No. 4, dated as of August 30, 1999, to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.[14]

(e)(3)(vi)	Amendment No. 5, dated as of May 1, 2000, to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.[14]

(e)(3)(vii)	Revised Amendment No. 6, dated as of September 1, 2000, to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.[17]

(e)(3)(viii)	Amendment No. 7, dated as of September 1, 2001, to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.[20]

(e)(4)(i)	Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.[4]

(e)(4)(ii)	Amendment No. 1, dated December 9, 1997, to the Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.[7]

(e)(4)(iii)	Amendment No. 2, dated as of December 31, 1998, to the Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.[11]

(e)(4)(iv)	Form of Amendment No. 3, dated as of April 14, 1999, to the Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.[11]

(e)(4)(v)	Amendment No. 4, dated as of August 30, 1999, to the Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.[14]

(e)(4)(vi)	Amendment No. 5, dated as of May 1, 2000, to the Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.[14]

(e)(4)(vii)	Revised Amendment No. 6, dated as of September 1, 2000, to the Distribution Agreement between the Trust and EDI with respect to Class IB shares dated as of April 14, 1997.[17]

(e)(4)(viii)	Amendment No. 7, dated as of September 1, 2001, to the Distribution Agreement between the Trust and EDI with respect to Class IB shares dated as of April 14, 1997.[20]

(e)(5)(i)	Distribution Agreement dated as of January 2, 2002, between the Trust and AXA Distributors, LLC (“AXA Distributors”) with respect to the Class IA shares.[21]

(e)(5)(ii)	Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as July 15, 2002 with respect to Class IA shares.[23]

(e)(5)(iii)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IA shares.[26]

(e)(5)(iv)	Amendment No. 2, dated July 8, 2004, to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IA shares.[31]

(e)(5)(v)	Amendment No. 3, dated October 1, 2004 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IA shares.[31]

(e)(5)(vi)	Amendment No. 4 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IA shares. [33]

(e)(6)(i)	Distribution Agreement dated as of January 2, 2002, between the Trust and AXA Distributors with respect to the Class IB shares.[21]

(e)(6)(ii)	Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares.[23]

(e)(6)(iii)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IB shares.[26]

(e)(6)(iv)	Amendment No. 2, dated July 8, 2004, to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IB shares. [31]

(e)(6)(v)	Amendment No. 3, dated October 1, 2004 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IB shares [31]

(e)(6)(vi)	Amendment No. 4 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares. [33]

(e)(7)(i)	Distribution Agreement between the Trust and AXA Advisors, dated as of July 15, 2002, with respect to Class IA shares.[23]

(e)(7)(ii)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated as of July 15, 2002 with respect to Class IA shares.[26]

(e)(7)(iii)	Amendment No. 2, dated July 8, 2004 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated July 15, 2002 with respect to Class IA shares [31]

(e)(7)(iv)	Amendment No. 3, dated October 1, 2004, to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated July 15, 2002 with respect to Class IA shares [31]

(e)(7)(v)	Amendment No. 4 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated July 15, 2002 with respect to Class IA shares. [33]

(e)(8)(i)	Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002, with respect to Class IB shares.[23]

(e)(8)(ii)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated as of July 15, 2002 with respect to Class IB shares.[26]

(e)(8)(iii)	Amendment No. 2, dated July 8, 2004 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated July 15, 2002 with respect to Class IB shares [31]

(e)(8)(iv)	Amendment No. 3, dated October 1, 2004, to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated July 15, 2002 with respect to Class IB shares[31]

(e)(8)(v)	Amendment No. 4 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated July 15, 2002 with respect to Class IB shares. [33]

(e)(9)(i)	Distribution Agreement between the Trust and AXA Advisors, dated as of July 1, 2004 with respect to the Class IA shares of the MONY Portfolios 31).

(e)(10)(i)	Distribution Agreement between the Trust and AXA Advisors, dated as of July 1, 2004 with respect to the Class IB shares of the MONY Portfolios [31]

(e)(11)(i)	Distribution Agreement between the Trust and AXA Distributors, dated as of July 1, 2004 with respect to the Class IA shares of the MONY Portfolios [31]

(e)(12)(i)	Distribution Agreement between the Trust and AXA Distributors, dated as of July 1, 2004 with respect to the Class IB shares of the MONY Portfolios [31]

(f)	Form of Deferred Compensation Plan.[3]

(g)	Custodian Agreements

(g)(1)(i)	Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997 and Global Custody Rider.[4]

(g)(1)(ii)	Amendment No. 1, dated December 9, 1997, to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997.[7]

(g)(1)(iii)	Amendment No. 2, dated as of December 31, 1998, to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997.[11]

(g)(1)(iv)	Form of Amendment No. 3, dated as of April 30, 1999, to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997.[11]

(g)(1)(v)	Form of Amendment No. 4, dated as of August 30, 1999, to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997.[14]

(g)(1)(vi)	Form of Amendment No. 5, dated as of May 1, 2000, to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997.[14]

(g)(1)(vii)	Revised Amendment No. 6, dated as of September 1, 2000, to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 14, 1997.[17]

(g)(1)(viii)	Global Custody Agreement between the Trust and The Chase Manhattan Bank dated May 1, 2001.[20]

(g)(1)(ix)	Amendment No. 1, dated as of September 1, 2001, to the Global Custody Agreement between the Trust and The Chase Manhattan Bank dated May 1, 2001.[21]

(g)(2)(i)	Amended and Restated Global Custody Rider to the Domestic Custody Agreement for Mutual Funds between The Chase Manhattan Bank and the Trust dated August 31, 1998.[11]

(g)(3)(i)	Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[22]

(g)(3)(ii)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.[26]

(g)(3)(iii)	Amendment No. 2, dated July 8, 2004, to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002. [31].

(g)(3)(iv)	Amendment No. 3, dated September 13, 2004, to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002 [31]

(g)(3)(v)	Amendment No. 4 to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002. [33]

(g)(4)(i)	Form of Custody Agreement between the Trust and State Street Bank and Trust Company with respect to the MONY Portfolios. [29]

(h)	Other Material Contracts

(h)(1)(i)	Mutual Fund Services Agreement between the Trust and Chase Global Funds Services Company dated April 25, 1997.[4]

(h)(1)(ii)	Form of Mutual Fund Services Agreement between the Trust and Equitable dated May 1, 2000.[14]

(h)(2)(i)	Amended and Restated Expense Limitation Agreement between the Trust and EQFC dated March 3, 1998.[8]

(h)(2)(ii)	Amended and Restated Expense Limitation Agreement by and between EQFC and the Trust dated as of December 31, 1998.[11]

(h)(2)(iii)	Amended and Restated Expense Limitation Agreement between EQFC and the Trust dated as of May 1, 1999.[11]

(h)(2)(iv)	Amendment No. 1, dated as of August 30, 1999, to the Amended and Restated Expense Limitation Agreement between EQFC and the Trust dated as of May 1, 1999.[14]

(h)(2)(v)	Second Amended and Restated Expense Limitation Agreement between Equitable and the Trust dated as of May 1, 2000.[14]

(h)(2)(vi)	Revised Amendment No. 1 to the Second Amended and Restated Expense Limitation Agreement between Equitable and the Trust dated as of September 1, 2000.[17]

(h)(2)(vii)	Third Amended and Restated Expense Limitation Agreement between Equitable and the Trust dated as of May 1, 2001.[19]

(h)(2)(viii)	Amendment No. 1, dated as of September 1, 2001, to the Third Amended and Restated Expense Limitation Agreement between Equitable and the Trust dated as of May 1, 2001.[20]

(h)(2)(ix)	Fourth Amended and Restated Expense Limitation Agreement between Equitable and the Trust, dated as of May 1, 2002.[23]

(h)(2)(x)	Amendment No. 1, dated as of May 1, 2003 to the Fourth Amended and Restated Expense Limitation Agreement between Equitable and the Trust dated as of May 1, 2002.[26]

(h)(2)(xi)	Expense Limitation Agreement between Equitable and the Trust, dated as of April 1, 2004, with respect to the MONY Portfolios. [31]

(h)(2)(xii)	Amendment No. 2 dated as of May 1, 2004 to the Fourth Amended and Restated Expense Limitation Agreement between Equitable and the Trust dated as of May 1, 2002.[27]

(h)(2)(xiii)	Amendment No. 3 to the Fourth Amended and Restated Expense Limitation Agreement between Equitable and the Trust dated as of May 1, 2002[31]

(h)(2)(xiv)	Amendment No. 4 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated May 1, 2002. [33]

(h)(3)(i)	Organizational Expense Reimbursement Agreement by and between EQFC and the Trust, on behalf of each series of the Trust except for the Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio, the JPM Core Bond Portfolio, BT Small Company Index Portfolio, BT International Equity Index Portfolio and BT Equity 500 Index Portfolio dated April 14, 1997.[4]

(h)(3)(ii)	Organizational Expense Reimbursement Agreement by and between EQFC and the Trust, on behalf of the Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio, JPM Core Bond Portfolio, BT Small Company Index Portfolio, BT International Equity Index Portfolio, and BT Equity 500 Index Portfolio dated December 9, 1997.[7]

(h)(3)(iii)	Organizational Expense Reimbursement Agreement by and between EQFC and the Trust, on behalf of the MFS Income with Growth Portfolio, EQ/Evergreen Foundation Portfolio and EQ/Evergreen Portfolio dated December 31, 1998.[11]

(h)(4)(i)	Participation Agreement by and among the Trust, Equitable, EDI and EQFC dated April 14, 1997.[4]

(h)(4)(ii)	Amendment No. 1, dated December 9, 1997, to the Participation Agreement by and among the Trust, Equitable, EDI, and EQFC dated April 14, 1997.[7]

(h)(4)(iii)	Amendment No. 2, dated as of December 31, 1998, to the Participation Agreement by and among the Trust, Equitable, EDI, and EQFC dated April 14, 1997.[11]

(h)(4)(iv)	Form of Amendment No. 3, dated as of April 30, 1999, to the Participation Agreement among the Trust, Equitable, EDI, and EQFC dated April 14, 1997.[11]

(h)(4)(v)	Form of Amendment No. 4, dated as of October 18, 1999, to the Participation Agreement among the Trust, Equitable, EDI, and AXA Advisors dated April 14, 1997.[14]

(h)(4)(vi)	Form of Amendment No. 5, dated as of May 1, 2000, to the Participation Agreement among the Trust, Equitable, EDI, and AXA Advisors dated April 14, 1997.[15]

(h)(4)(vii)	Revised Amendment No. 6, dated as of September 1, 2000, to the Participation Agreement among the Trust, Equitable, EDI, and AXA Advisors dated April 14, 1997.[17]

(h)(4)(viii)	Amendment No. 7, dated September 1, 2001, to the Participation Agreement among the Trust, Equitable, EDI, and AXA Advisors dated April 14, 1997.[20]

(h)(4)(ix)	Amended and Restated Participation Agreement among the Trust, Equitable, AXA Distributors and AXA Advisors dated as of July 15, 2002.[23]

(h)(4)(x)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among the Trust, Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[26]

(h)(4)(xi)	Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among the Trust, Equitable, AXA Distributors and AXA Advisors dated July 15, 2002. [33]

(h)(4)(xii)	Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among the Trust, Equitable, AXA Distributors and AXA Advisors dated July 15, 2002. [33]

(h)(4)(xiii)	Amendment No. 4 to the Amended and Restated Participation Agreement among the Trust, Equitable, AXA Distributors and AXA Advisors dated July 15, 2002. [33]

(h)(5)	Retirement Plan Participation Agreement dated December 1, 1998 among the Trust, EQFC, The Equitable Investment Plan for Employees, Managers and Agents and Equitable.[11]

(h)(5)(i)	Form of Amendment No. 1, dated April 30, 1999, to the Retirement Plan Participation Agreement among the Trust, EQFC, The Equitable Investment Plan for Employees, Managers and Agents and Equitable.[11]

(h)(5)(ii)	Amended and Restated Retirement Plan Participation Agreement among the Trust, AXA Advisors, the Investment Plan for Employees, Managers and Agents, and Equitable dated as of July 10, 2002.[23]

(h)(6)	License Agreement Relating to Use of Name between Merrill Lynch & Co., Inc., and the Trust dated April 28, 1997.[4]

(h)(7)	Form of Participation Agreement among the Trust, Equitable, AXA Distributors and AXA Advisors with respect to the MONY Portfolios.[25]

(h)(8)	Form of Transfer Agency Agreement by and between the Trust and State Street Bank and Trust Company for the MONY Portfolios. [29]

(i)	Legal Opinion

(i)(1)	Opinion and Consent of Katten Muchin & Zavis regarding the legality of the securities being registered.[1]

(i)(2)	Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio, and JPM Core Bond Portfolio.[5]

(i)(3)	Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the BT Small Company Index Portfolio, BT International Equity Index Portfolio, and BT Equity 500 Index Portfolio.[6]

(i)(4)	Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the EQ/Evergreen Foundation Portfolio, EQ/Evergreen Portfolio, and MFS Growth with Income Portfolio.[9]

(i)(5)	Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the EQ/Alliance Premier Growth Portfolio, EQ/Capital Research Portfolio, EQ/Capital U.S. Equities Portfolio and EQ/Capital International Equities Portfolio.[10]

(i)(6)	Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the Alliance Money Market Portfolio, Alliance Intermediate Government Securities Portfolio, Alliance Quality Bond Portfolio, Alliance High Yield Portfolio, Alliance Balanced Portfolio, Alliance Conservative Investors Portfolio, Alliance Growth Investors Portfolio, Alliance Common Stock Portfolio, Alliance Equity Index Portfolio, Alliance Growth and Income Portfolio, Alliance Aggressive Stock Portfolio, Alliance Small Cap Growth Portfolio, Alliance Global Portfolio, Alliance International Portfolio and the Calvert Socially Responsible Portfolio.[12]

(i)(7)	Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the Alliance Technology Portfolio.[15]

(i)(8)	Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities registered with respect to the EQ/Putnam Investors Growth Portfolio, the EQ/Putnam Balanced Portfolio, the MFS Emerging Growth Companies Portfolio, the Morgan Stanley Emerging Markets Equity Portfolio, the Warburg Pincus Small Company Value Portfolio, the Merrill Lynch Global Allocation Portfolio and the Merrill Lynch Basic Value Portfolio.[17]

(i)(9)	Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the EQ/AXP New Dimensions Portfolio, EQ/AXP Strategy Aggressive Portfolio, EQ/Janus Large Cap Growth Portfolio and FI Mid Cap Portfolio.[17]

(i)(10)	Opinion and Consent of Kirkpatrick & Lockhart LLP regarding the legality of the securities being registered with respect to the EQ/Marsico Focus Portfolio.[20]

(i)(11)	Opinion and Consent of Kirkpatrick & Lockhart LLP regarding the legality of the securities being registered with respect to the MONY Portfolios. [30]

(i)(12)	Opinion and Consent of Kirkpatrick & Lockhart LLP regarding the legality of the securities being registered with respect to the portfolios of the Trust other than the MONY Portfolios.[27]

(i)(13)	Opinion and Consent of Kirkpatrick & Lockhart LLP regarding the legality of the securities being registered with respect to the EQ/Wells Fargo Small Company Growth Portfolio.[31]

(i)(14)	Opinion and Consent of Kirkpatrick & Lockhart Nicholson Graham LLP regarding the legality of the securities being registered with respect to the EQ/Lord Abbett Growth and Income Portfolio, EQ/Lord Abbett Large Cap Core Portfolio, EQ/Lord Abbett Mid Cap Value Portfolio, EQ/Van Kampen Comstock Portfolio, and EQ/Van Kampen Mid Cap Growth Portfolio. [33]

(i)(15)	Opinion and Consent of Kirkpatrick & Lockhart Nicholson Graham LLP. (to be filed by amendment)

(j)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accountants. (to be filed by amendment)

(k)	None

(l)	Stock Subscription Agreement between the Trust, on behalf of the T. Rowe Price Equity Income Portfolio, and Separate Account FP.[3]

(m)	Distribution Plans

(m)(1)	Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) for the Trust’s Class IB shares adopted March 31, 1997.[4]

(m)(2)	Distribution Plan Pursuant to Rule 12b-1 for the Trust’s Class IB shares of the MONY Portfolios.[28]

(n)	Multiple Class Plan

(n)(1)	Plan Pursuant to Rule 18f-3 under the 1940 Act.[4]

(p)	Codes of Ethics

(p)(1)	Code of Ethics of the Trust, AXA Advisors and EDI.[15]

(p)(1)(i)	Code of Ethics of the Trust, Equitable, AXA Advisors and AXA Distributors dated March 31, 1997 and amended and restated on July 11, 2000.[17]

(p)(1)(ii)	Revised Code of Ethics of Trust, Equitable, AXA Advisors and AXA Distributors dated March 31, 1997 as revised December 10, 2003.[27]

(p)(1)(iii)	Revised Code of Ethics of the Trust, AXA Equitable, AXA Advisors and AXA Distributors dated March 31, 1997 as revised December 9, 2004. [32]

(p)(1)(iv)	Revised Code of Ethics of the Trust, AXA Equitable, AXA Advisors and AXA Distributors dated March 31, 1997. [33]

(p)(2)	Code of Ethics of Alliance dated August 1999.[15]

(p)(2)(i)	Code of Ethics of Alliance dated as of February 2000, as amended and restated.[17]

(p)(2)(ii)	Revised Code of Ethics of Alliance dated January 1, 2001.[18]

(p)(2)(iii)	Code of Ethics and Statement of Policy and Procedures Regarding Personal Securities Transactions of Alliance dated April 2002.[23]

(p)(2)(iv)	Revised Code of Ethics of Alliance effective June 30, 2003.[26]

(p)(2)(v)	Revised Code of Ethics of Alliance effective October 2004. [32]

(p)(3)	Code of Ethics of Bankers Trust/Deutsche Bank.[15]

(p)(3)(i)	Code of Ethics of Deutsche effective as of May 26, 2000.[17]

(p)(3)(ii)	Revised Code of Ethics of Deutsche dated May 2000 revised November 2001.[21]

(p)(4)	Code of Ethics of Brown, Inc. dated February 10, 1994.[15]

(p)(4)(i)	Revised Code of Ethics of Brown.[17]

(p)(5)	Code of Ethics of Calvert.[15]

(p)(5)(i)	Code of Ethics and Insider Trading Policy and Procedures of Calvert.[23]

(p)(5)(ii)	Revised Code of Ethics of Calvert effective June 4, 2003.[26]

(p)(5)(iii)	Revised Code of Ethics of Calvert effective October 22, 2003.[27]

(p)(5)(iv)	Revised Code of Ethics of Calvert effective October 2004. [32]

(p)(6)	Code of Ethics of Capital Guardian.[15]

(p)(6)(i)	Code of Ethics of Capital Guardian effective October 1, 2002.[26]

(p)(7)	Code of Ethics of Evergreen dated December 17, 1999.[15]

(p)(7)(i)	Revised Code of Ethics of Evergreen effective September 1, 2003.[26]

(p)(7)(ii)	Revised Code of Ethics of Evergreen effective January 2, 2004.[27]

(p)(7)(iii)	Revised Code of Ethics of Evergreen, effective February 1, 2005. [33]

(p)(8)	Code of Ethics of J.P. Morgan.[15]

(p)(8)(i)	Revised Code of Ethics of J.P. Morgan, effective October 25, 2001.[21]

(p)(9)	Code of Ethics of Lazard, as revised September 27, 1999.[15]

(p)(9)(i)	Code of Ethics of Lazard, revised as of April 26, 2000.[17]

(p)(9)(ii)	Code of Ethics of Lazard, as revised.[20]

(p)(9)(iii)	Revised Code of Ethics of Lazard, effective September 18, 2001.[21]

(p)(9)(iv)	Revised Code of Ethics of Lazard, revised February 2003.[26]

(p)(10)	Code of Ethics of MFS, dated March 1, 2000.[15]

(p)(10)(i)	Revised Code of Ethics of MFS, effective September 1, 2000.[17]

(p)(11)	Code of Ethics of Merrill Lynch Asset Management Group.[15]

(p)(11)(i)	Revised Code of Ethics of Merrill Lynch Asset Management Group.[27]

(p)(12)	Code of Ethics of Morgan Stanley.[15]

(p)(12)(i)	Revised Code of Ethics of Morgan Stanley, effective January 29, 2001.[18]

(p)(12)(ii)	Revised Code of Ethics of MSIM, effective August 16, 2002.[23]

(p)(12)(iii)	Revised Code of Ethics of MSIM, effective June 15, 2004. [31]

(p)(12)(iv)	Revised Code of Ethics of MSIM, effective December 32, 2004. [33]

(p)(13)	Code of Ethics of Putnam.[15]

(p)(13)(i)	Revised Code of Ethics of Putnam, revised April 2000.[17]

(p)(13)(ii)	Revised Code of Ethics of Putnam, effective May 2002.[23]

(p)(13)(iii)	Revised Code of Ethics of Putnam, effective September 30, 2003.[26]

(p)(13)(iv)	Revised Code of Ethics of Putnam, effective August, 2004. [31]

(p)(14)(i)	Code of Ethics of Rowe Price Fleming International, dated March 1999.[15]

(p)(14)(ii)	Code of Ethics of T. Rowe Price Associates, Inc., effective March 1, 2000.[15]

(p)(14)(iii)	Revised Code of Ethics of Rowe Price-Fleming International, Inc. effective March 1, 2000.[17]

(p)(14)(iv)	Code of Ethics of T. Rowe Price International, Inc., effective August 8, 2000.[17]

(p)(15)	Code of Ethics of Warburg Pincus Asset Management/Credit Suisse Asset Management, dated March 1, 2000.[15]

(p)(16)(i)	Code of Ethics of Prudential Investments.[15]

(p)(16)(ii)	Code of Ethics of Jennison, as amended December 6, 1999.[15]

(p)(16)(iii)	Revised Code of Ethics of Prudential Investments, dated February 29, 2000.[17]

(p)(16)(iv)	Revised Code of Ethics of Prudential Investments, effective August 9, 2001.[21]

(p)(16)(v)	Revised Code of Ethics of Jennison, effective April 25, 2002.[23]

(p)(17)	Code of Ethics of Fidelity dated January 1, 2000.[17]

(p)(17)(i)	Revised Code of Ethics of Fidelity, dated January 1, 2001.[18]

(p)(17)(ii)	Revised Code of Ethics of Fidelity, dated March 14, 2002.[23]

(p)(17)(iii)	Revised Code of Ethics of Fidelity, dated January 1, 2003.[26]

(p)(17)(iv)	Revised Code of Ethics of Fidelity, dated February 5, 2004. [31]

(p)(17)(v)	Revised Code of Ethics of Fidelity, dated January 1, 2005. [33]

(p)(18)	Code of Ethics of American Express dated March 2000.[17]

(p)(19)	Code of Ethics of Janus Capital Corporation as revised March 1, 2000.[17]

(p)(19)(i)	Code of Ethics of Janus Capital Corporation as revised June 1, 2001.[20]

(p)(19)(ii)	Reivsed Code of Ethics of Janus, revised April 1, 2002.[23]

(p)(19)(iii)	Revised Code of Ethics of Janus, dated June 9, 2003.[26]

(p)(19)(iv)	Revised Code of Ethics of Janus, dated April 20, 2004. [31]

(p)(19)(v)	Revised Code of Ethics of Janus, dated September 14, 2004. [33]

(p)(20)	Code of Ethics of Provident.[17]

(p)(20)(i)	Revised Code of Ethics of Provident, effective February 15, 2002.[23]

(p)(20)(ii)	Revised Code of Ethics of Provident, effective April 1, 2003.[26]

(p)(21)	Code of Ethics of Marsico.[17]

(p)(21)(i)	Revised Code of Ethics of Marsico, effective November 15, 2001.[21]

(p)(21)(ii)	Revised Code of Ethics of Marsico, effective March 31, 2003.[26]

(p)(21)(iii)	Revised Code of Ethics of Marsico, effective November 20, 2003.[27]

(p)(21)(iv)	Revised Code of Ethics of Marsico, effective October 1, 2004. [33]

(p)(22)	Code of Ethics of PIMCO effective December 31, 2001.[23]

(p)(23)	Code of Ethics of Dresdner effective May 2001.[26]

(p)(23)(i)	Revised Code of Ethics of RCM Capital Management LLC (formerly Dresdner) effective January 1, 2004.[27]

(p)(24)	Code of Ethics of Firsthand dated May 12, 2001.[26]

(p)(25)	Code of Ethics of Wellington Management revised March 1, 2000.[25]

(p)(25)(i)	Revised Code of Ethics of Wellington Management, revised July 1, 2004. [33]

(p)(26)	Code of Ethics of Boston Advisors.[25]

(p)(26)(i)	Revised Code of Ethics of Boston Advisors, effective December 21, 2004. [33]

(p)(27)	Code of Ethics of Caywood-Scholl.[25]

(p)(28)	Code of Ethics of Alger Management.[25]

(p)(29)	Code of Ethics of GAMCO.[25]

(p)(29)(i)	Revised Code of Ethics of GAMCO, effective October 1, 2004. [33]

(p)(30)	Code of Ethics of Montag & Caldwell.[25]

(p)(30)(i)	Revised Code of Ethics of Montag, effective December 29, 2004. [33]

(p)(31)	Code of Ethics of MONY Capital.[25]

(p)(32)	Code of Ethics of Rockefeller.[25]

(p)(33)	Code of Ethics of SSgA Funds Management.[25]

(p)(34)	Code of Ethics of TCW.[25]

(p)(35)	Code of Ethics of UBS.[25]

(p)(36)	Code of Ethics of William Witter. [29]

(p)(37)	Code of Ethics of Wells Capital [31]

(p)(37)(i)	Revised Code of Ethics of Wells Capital. [33]

(p)(38)	Code of Ethics of Bear Stearns [32].

(p)(39)	Code of Ethics of Lord Abbett [33].

(p)(40)	Code of Ethics of Dreyfus. (to be filed by amendment)

(p)(41)	Code of Ethics of Bridgeway. (to be filed by amendment)

Other Exhibits:

Powers of Attorney.[3]

Power of Attorney for Steven M. Joenk.[12]

Power of Attorney for Theodossios (Ted) Athanassiades.[15]

Power of Attorney for David W. Fox and Gary S. Schpero.[16]

Revised Powers of Attorney.[20]

Amended Powers of Attorney, dated December 6, 2002.[23]

Amended Power of Attorney for Steven M. Joenk [33]

1.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on December 3, 1996 (File No. 333-17217).
2.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on January 23, 1997 (File No. 333-17217).
3.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed on April 7, 1997 (File No. 333-17217).
4.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on August 28, 1997 (File No. 333-17217).
5.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed on October 15, 1997 (File No. 333-17217).

6.	Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A filed on October 31, 1997 (File No. 333-17217).
7.	Incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A filed on December 29, 1997 (File No. 333-17217).
8.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A filed on March 5, 1998 (File No. 333-17217).
9.	Incorporated herein by reference to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A filed on October 15, 1998 (File No. 333-17217).
10.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A filed on February 16, 1999 (File No. 333-17217).
11.	Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A filed on April 30, 1999 (File No. 333-17217).
12.	Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A filed on August 30, 1999 (File No. 333-17217).
13.	Incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on February 1, 2000 (File No. 333-17217).
14.	Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A filed on February 16, 2000 (File No. 333-17217).
15.	Incorporated by reference to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A filed on April 21, 2000 (File No. 333-17217).
16.	Incorporated by reference to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A filed on May 30, 2000 (File No. 333-17217).
17.	Incorporated by reference to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A filed on January 23, 2001 (File No. 333-17217).
18.	Incorporated by reference to Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A filed on March 22, 2001 (File No. 333-17217).
19.	Incorporated by reference to Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A filed on April 3, 2001 (File No. 333-17217)
20.	Incorporated by reference to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A filed on August 13, 2001 (File No. 333-17217)
21.	Incorporated by reference to Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A filed on February 4, 2002. (File No. 333-17217)
22.	Incorporated by reference to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A filed on April 3, 2002. (File No. 333-17217)
23.	Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A filed on February 7, 2003. (File No. 333-17217)
24.	Incorporated by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A filed on March 31, 2003. (File No. 333-17217)
25.	Incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A filed on January 15, 2004. (File No. 333-17217)
26.	Incorporated by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A filed on February 10, 2004. (File No. 333-17217)
27.	Incorporated by reference to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A filed on April 7, 2004. (File No. 333-17217)

28.	Incorporated by reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on April 28, 2004 (File No. 333-17217)
29.	Incorporated by reference to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on July 12, 2004. (File No. 333-17217)
30.	Incorporated by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on July 13, 2004 (File No. 333-17217)
31.	Incorporated by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A filed on October 15, 2004 (File No. 333-17217)
32.	Incorporated by reference to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A filed on February 8, 2005.
33.	Incorporated by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A filed on April 7, 2005.

Item 24. Persons Controlled by or Under Common Control with the Trust

AXA Equitable Life Insurance Company (“AXA Equitable”) controls the Trust by virtue of its ownership of more than 99% of the Trust’s shares as of May 31, 2005. All shareholders of the Trust are required to solicit instructions from their respective contract owners as to certain matters. The Trust may in the future offer its shares to insurance companies unaffiliated with Equitable.

On July 22, 1992, Equitable converted from a New York mutual life insurance company to a publicly-owned New York stock life insurance company. At that time Equitable became a wholly-owned subsidiary of AXA Financial, Inc. (“AXA Financial”). AXA Financial continues to own 100% of Equitable’s common stock. On September 7, 2004 the name “The Equitable Life Assurance Society of the United States” was changed to “AXA Equitable Life Insurance Company” (“AXA Equitable”).

AXA owns, directly or indirectly through its affiliates, 100% of the outstanding common stock of AXA Financial. AXA is the holding company for an international group of insurance and related financial services companies. AXA’s insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America, and the Asia/Pacific area and, to a lesser extent, in Africa and South America. AXA is also engaged in asset management, investing banking, securities trading, brokerage, real estate and other financial services activities principally in the United States, as well as in Western Europe and the Asia/Pacific area.

Item 25. Indemnification

Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”) and By-Laws.

Article VII, Section 2 of the Trust’s Declaration of Trust of the Trust (“Trust”) states, in relevant part, that a “Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager, or Principal Underwriter of the Trust. The Trust shall indemnify each Person who is serving or has served at the Trust’s request as a director, officer, trustee, employee, or agent of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise to the extent and in the manner provided in the By-Laws.” Article VII, Section 4 of the Trust’s Declaration of Trust further states, in relevant part, that the “Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee, or agent of the Trust in connection with any claim, action, suit, or proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee of the Trust.”

Article VI, Section 2 of the Trust’s By-Laws states, in relevant part, that “[s]ubject to the exceptions and limitations contained in Section 3 of this Article VI, every [Trustee, officer, employee or other agent of the Trust] shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.” Article VI, Section 3 of the Trust’s By-Laws further states, in relevant part, that “[n]o indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the Trust]: (a) who shall have been adjudicated, by the court or other body before which the proceeding was brought, to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, “disabling conduct”); or (b) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such [Trustee, officer, employee or other agent of the Trust] was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such [Trustee, officer, employee or other agent of the Trust] did not engage in disabling conduct: (i) by the court or other body before which the proceeding was brought; (ii) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the Trust] with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the [Trustee, officer, employee or other agent of the Trust] was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such [Trustee, officer, employee or other agent of the Trust] has been charged.” Article VI, Section 4 of the Trust’s By-Laws also states that the “rights of indemnification herein provided (i) may be insured against by policies maintained by the Trust on behalf of any [Trustee, officer, employee or other agent of the Trust], (ii) shall be severable, (iii) shall not be exclusive of or affect any other rights to which any [Trustee, officer, employee or other agent of the Trust] may now or hereafter be entitled and (iv) shall inure to the benefit of [such party’s] heirs, executors and administrators.”

Amended and Restated Investment Management Agreement states:

Limitations on Liability. Manager will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to Manager’s undertaking to do so, that the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence, reckless disregard of its duties or its failure to exercise due care in rendering its services to the Trust as specified in this Agreement. Any person, even though an officer, director, employee or agent of Manager, who may be or become an officer, Trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or when acting on any business of the Trust, to be rendering such services to or to be acting solely for the Trust and not as an officer, director, employee or agent, or one under the control or direction of Manager, even though paid by it.

Sections 4(a) and 4(b) of certain of the Registrant’s Investment Advisory Agreement state:

4. LIABILITY AND INDEMNIFICATION

(a) Except as may otherwise be provided by the Investment Company Act or any other federal securities law, the Adviser shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Manager or the Trust as a result of any error of judgment or mistake of law by the Adviser with respect to the services provided to the Jennison Allocated Portion of the Portfolio hereunder, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Adviser for its own actions, and the Adviser shall indemnify and hold harmless the Trust, the Manager, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the Securities Act of 1933, as amended (“1933 Act”)) (collectively, “Manager Indemnitees”) against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Manager Indemnities may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, the Exchange Act, or under any other statute, at common law or otherwise arising out of or based on (a) any willful misconduct, bad faith, reckless disregard or gross negligence of the Adviser in the performance of any of its duties or obligations hereunder or (b) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Portfolio or the omission to state therein a material fact known to the Adviser, which was required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished to the Manager or the Trust by an Adviser Indemnitee (as defined below) for use therein; provided, that the applicable Adviser Indemnitee has had an opportunity to review such information as included in such Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Portfolio.

(b) Except as may otherwise be provided by the Investment Company Act or any other federal securities law, the Manager and the Trust shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Adviser as a result of any error of judgment or mistake of law by the Manager with respect to the Portfolio, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Manager for, and the Manager shall indemnify and hold harmless the Adviser, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, “Adviser Indemnitees”) against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Adviser Indemnities may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, the Exchange Act or under any other statute, at common law or otherwise arising out of or based on (a) any willful misconduct, bad faith, reckless disregard or gross negligence of the Manager in the performance of any of its duties or obligations hereunder or (b) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Portfolio or the omission to state therein a material fact known to the Manager which was required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Manager or the Trust by an Adviser Indemnitee for use therein.

Section 4 of certain of the Registrant’s Investment Advisory Agreements states:

Neither the Adviser nor any of its directors, officers, or employees shall be liable to the Manager for any loss suffered by the Manager resulting from its acts or omissions as Adviser to the Portfolio, except for losses to the Manager or the Trust resulting from willful misconduct, bad faith, or gross negligence in the performance of, or from reckless disregard of, the duties of the Adviser or any of its directors, officers or employees. The Adviser, its directors, officers or employees shall not be liable to the Manager or the Trust for any loss suffered as a consequence of any action or inaction of other service providers to the Trust in failing to observe the instructions of the Adviser, provided such action or inaction of such other service providers to the Trust is not a result of the willful misconduct, bad faith or gross negligence in the performance of, or from reckless disregard of, the duties of the Adviser under this Agreement. Notwithstanding the foregoing, nothing herein shall be deemed to waive any rights against the Adviser under federal or state securities laws.

Section 14 of each of the Registrant’s Distribution Agreements states:

The Trust shall indemnify and hold harmless the Distributor from any and all losses, claims, damages or liabilities (or actions in respect thereof) to which the Distributor may be subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or result from negligent, improper, fraudulent or unauthorized acts or omissions by the Trust or its officers, trustees, agents or representatives, other than acts or omissions caused directly or indirectly by the Distributor.

The Distributor will indemnify and hold harmless the Trust, its officers, trustees, agents and representatives against any losses, claims, damages or liabilities, to which the Trust its officers, trustees, agents and representatives may become subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any untrue statement or alleged untrue statement of any material fact contained in the Trust Prospectus and/or SAI or any supplements thereto; (ii) the omission or alleged omission to state any material fact required to be stated in the Trust Prospectus and/or SAI or any supplements thereto or necessary to make the statements therein not misleading; or (iii) other misconduct or negligence of AXA Advisors in its capacity as a principal underwriter of the Trust’s Class IA shares and will reimburse the Trust, its officers, Trustees, agents and representatives for any legal or other expenses reasonably incurred by any of them in connection with investigating or defending against such loss, claim, damage, liability or action; provided, however, that the Distributor shall not be liable in any such instance to the extent that any such loss, claim, damage or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Trust Prospectus and/or SAI or any supplement in good faith reliance upon and in conformity with written information furnished by the Preparing Parties specifically for use in the preparation of the Trust Prospectus and/or SAI.

Section 6 of the Registrant’s Mutual Funds Service Agreement states:

(a) Equitable shall not be liable for any error of judgment or mistake of law or for any loss or expense suffered by the Trust, in connection with the matters to which this Agreement relates, except for a loss or expense caused by or resulting from or attributable to willful misfeasance, bad faith or negligence on Equitable’s part (or on the part of any third party to whom Equitable has delegated any of its duties and obligations pursuant to Section 4(c) hereunder) in the performance of its (or such third party’s) duties or from reckless disregard by Equitable (or by such third party) of its obligations and duties under this Agreement (in the case of Equitable) or under an agreement with Equitable (in the case of such third party) or, subject to Section 10 below, Equitable’s (or such third party’s) refusal or failure to comply with the terms of this Agreement (in the case of Equitable) or an agreement with Equitable (in the case of such third party) or its breach of any representation or warranty under this Agreement (in the case of Equitable) or under an agreement with Equitable (in the case of such third party). In no event shall Equitable (or such third party) be liable for any indirect, incidental special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits), even if Equitable (or such third party) has been advised of the likelihood of such loss or damage and regardless of the form of action.

(b) Except to the extent that Equitable may be held liable pursuant to Section 6(a) above, Equitable shall not be responsible for, and the Trust shall indemnify and hold Equitable harmless from and against any and all losses, damages, costs, reasonable attorneys’ fees and expenses, payments, expenses and liabilities, including but not limited to those arising out of or attributable to:

(i) any and all actions of Equitable or its officers or agents required to be taken pursuant to this Agreement;

(ii) the reliance on or use by Equitable or its officers or agents of information, records, or documents which are received by Equitable or its officers or agents and furnished to it or them by or on behalf of the Trust, and which have been prepared or maintained by the Trust or any third party on behalf of the Trust;

(iii) the Trust’s refusal or failure to comply with the terms of this Agreement or the Trust’s lack of good faith, or its actions, or lack thereof, involving negligence or willful misfeasance;

(iv) the breach of any representation or warranty of the Trust hereunder;

(v) the reliance on or the carrying out by Equitable or its officers or agents of any proper instructions reasonably believed to be duly authorized, or requests of the Trust;

(vi) any delays, inaccuracies, errors in or omissions from information or data provided to Equitable by data services, including data services providing information in connection with any third party computer system licensed to Equitable, and by any corporate action services, pricing services or securities brokers and dealers;

(vii) the offer or sale of shares by the Trust in violation of any requirement under the Federal securities laws or regulations or the securities laws or regulations of any state, or in violation of any stop order or other determination or ruling by any Federal agency or any state agency with respect to the offer or sale of such shares in such state (1) resulting from activities, actions, or omissions by the Trust or its other service providers and agents, or (2) existing or arising out of activities, actions or omissions by or on behalf of the Trust prior to the effective date of this Agreement;

(viii) any failure of the Trust’s registration statement to comply with the 1933 Act and the 1940 Act (including the rules and regulations thereunder) and any other applicable laws, or any untrue statement of a material fact or omission of a material fact necessary to make any statement therein not misleading in a Trust’s prospectus;

(ix) except as provided for in Schedule B.III, the actions taken by the Trust, its Manager, its investment advisers, and its distributor in compliance with applicable securities, tax, commodities and other laws, rules and regulations, or the failure to so comply, and

(x) all actions, inactions, omissions, or errors caused by third parties to whom Equitable or the Trust has assigned any rights and/or delegated any duties under this Agreement at the specific request of or as required by the Trust, its Funds, investment advisers, or Trust distributors.

The Trust shall not be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits) even if the Trust has been advised of the likelihood of such loss or damage and regardless of the form of action, except when the Trust is required to indemnify Equitable pursuant to this Agreement.

Section 12(a)(iv) of the Registrant’s Global Custody Agreement states:

(A) Customer shall indemnify and hold Bank and its directors, officers, agents and employees (collectively the “Indemnitees”) harmless from and against any and all claims, liabilities, losses, damages, fines, penalties, and expenses, including out-of-pocket and incidental expenses and legal fees (“Losses”)

that may be incurred by, or asserted against, the Indemnitees or any of them for following any instructions or other directions upon which Bank is authorized to rely pursuant to the terms of this Agreement. (B) In addition to and not in limitation of the preceding subparagraph, Customer shall also indemnify and hold the Indemnitees and each of them harmless from and against any and all Losses that may be incurred by, or asserted against, the Indemnitees or any of them in connection with or arising out of Bank’s performance under this Agreement, provided the Indemnitees have not acted with negligence or engaged in willful misconduct. (C) In performing its obligations hereunder, Bank may rely on the genuineness of any document which it reasonably believes in good faith to have been validly executed.

UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Manager and Advisers

AXA Equitable is a registered investment adviser and serves as manager for all funds of the Registrant. The descriptions of Equitable and each of the advisers under the caption “Management of the Trust” in the Prospectus and under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference.

The information as to the directors and officers of AXA Equitable is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-07000) and is incorporated herein by reference.

AXA Equitable, with the approval of the Registrant’s board of trustees, selects advisers for each portfolio of the Registrant. The following companies, all of which are registered investment advisers, serve as advisers for the portfolios.

The information as to the directors and officers of Putnam Investment Management LLC is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-07974) and is incorporated herein by reference.

The information as to the directors and officers of MFS Investment Management is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-17352) and is incorporated herein by reference.

The information as to the directors and officers of Morgan Stanley Asset Management is set forth in Morgan Stanley Dean Witter Investment Management Inc.’s Form ADV filed with the Securities and Exchange Commission (File No. 801-15757) and is incorporated herein by reference.

The information as to the directors and officers of Fund Asset Management, L.P. is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-12485) and is incorporated herein by reference.

The information as to the directors and officers of Lazard Asset Management is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-6568) and is incorporated herein by reference.

The information as to the directors and officers of J. P. Morgan Investment Management Inc. is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-21011) and is incorporated herein by reference.

The information as to the directors and officers of Evergreen Investment Management Co. is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-8327) and is incorporated herein by reference.

The information as to the directors and officers of Alliance is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56720) and is incorporated herein by reference.

The information as to the directors and officers of Capital Guardian Trust Company is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-60145) and is incorporated herein by reference.

The information as to the directors and officers of Calvert Asset Management Company, Inc. is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-17044) and is incorporated herein by reference.

The information as to the directors and officers of Brown Capital Management is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-19287) and is incorporated herein by reference.

The information as to the directors and officers of Fidelity Management & Research Company is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-7884) and is incorporated herein by reference.

The information as to the directors and officers of Janus Capital Corporation is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-13991) and is incorporated herein by reference.

The information as to the directors and officers of Marsico Capital Management, LLC is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-54914) and is incorporated herein by reference.

The information as to the directors and officers of Boston Advisors is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-18130) and is incorporated herein by reference.

The information as to the directors and officers of Caywood-Scholl is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-57906) and is incorporated herein by reference.

The information as to the directors and officers of Alger Management, is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-6709) and is incorporated herein by reference.

The information as to the directors and officers of GAMCO is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-14132) and is incorporated herein by reference.

The information as to the directors and officers of Montag & Caldwell is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15398) and is incorporated herein by reference.

The information as to the directors and officers of MONY Capital is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-61066) and is incorporated herein by reference.

The information as to the directors and officers of Rockefeller is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15106) and is incorporated herein by reference.

The information as to the directors and officers of SSgA is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-60103) and is incorporated herein by reference.

The information as to the directors and officers of TCW is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-29075) and is incorporated herein by reference.

The information as to the directors and officers of UBS GAM is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-34910) and is incorporated herein by reference.

The information as to the directors and officers of Wellington Management is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15908) and is incorporated herein by reference.

The information as to the directors and officers of Witter is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-12695) and is incorporated herein by reference.

The information as to the directors and officers of Firsthand is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-45534) and is incorporated herein by reference.

The information as to the directors and officers of Dresdner is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56308) and is incorporated herein by reference.

The information as to the directors and officers of Wells Fargo is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-21122) and is incorporated herein by reference.

The information as to the directors and officers of Bear Stearns is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-29562) and is incorporated herein by reference.

The information as to directors and officers of Lord Abbett is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-6997) and is incorporated herein by reference.

The information as to directors and officers of Bridgeway Capital Management, Inc. is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-44394) and is incorporated herein by reference.

The information as to directors and officers of Dreyfus Corporation is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-8147) and is incorporated herein by reference.

Item 27. Principal Underwriters.

(a) AXA Advisors and AXA Distributors are the principal underwriters of the Trust’s Class IA shares and Class IB shares. AXA Advisors also serves as a principal underwriter for the following entities: AXA Premier Funds Trust; AXA Premier VIP Trust; Separate Account Nos. 45, 66 and 301 of Equitable; and Separate Accounts A, I and FP of Equitable. AXA Distributors also serves as a principal underwriter for AXA Premier Funds Trust, AXA Premier VIP Trust and Separate Account No. 49 of Equitable.

(b) Set forth below is certain information regarding the directors and officers of AXA Advisors and AXA Distributors, the principal underwriters of the Trust’s Class IA and Class IB shares. The business address of each person listed below is 1290 Avenue of the Americas, New York, New York 10104.

AXA Advisors LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH AXA ADVISORS LLC	POSITIONS AND OFFICES WITH THE TRUST
DIRECTORS Harvey E. Blitz Jerald E. Hampton Robert S. Jones Richard Dziadzio Ned Dane Jill Cooley Robert Wright	Director Director Director Director Director Director Director

OFFICERS

Robert S. Jones

Ned Dane

Jill Cooley

Edward J. Hayes

Mark Wutt

Stuart Abrams

Kevin Bryne

Stephen T. Burnthall

Janell Chan

Mark D. Godofsky

James Goodwin

Jeffrey Green

David Cerza

Donna M. Dazzo

Amy Franceschini

Peter Mastrantuono

Patricia Roy

David Mahler

Linda Galasso

Janet Friedman

Raymond T. Barry

Michael Brzozowski

Claire A. Comerford

Chairman of the Board

President

Chief Operating Officer

Executive Vice President

Executive Vice President

Senior Vice President and General Counsel

Senior Vice President and Treasurer

Senior Vice President

Senior Vice President

Senior Vice President and Controller

Senior Vice President

Senior Vice President

First Vice President

First Vice President

First Vice President

First Vice President

Vice President and Chief Compliance Officer

Vice President and Compliance Officer

Vice President and Secretary

Vice President

Vice President

Vice President

Vice President

AXA Distributors, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH AXA ADVISORS LLC	POSITIONS AND OFFICES WITH THE TRUST

Gary Gordon

Michael V. Higgins

Gisela Jackson

Frank Massa

Carolann Matthews

Jose Montenegro

Roger Pacheco

Edna Russo

Michael Ryniker

Frank Acierno

Harvey E. Blitz

Irina Gyula

Ruth Shorter

Richard Morin

Francesca Divone

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Assistant Vice President

Assistant Vice President

Assistant Vice President

Assistant Vice President

Assistant Vice President

Assistant Secretary

AXA Distributors, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH EQUITABLE DISTRIBUTORS, INC.	POSITIONS AND OFFICES WITH THE TRUST
DIRECTORS Jerald Hampton James Mullery Laura Pantaleo	Director Director Director

OFFICERS

Jerald Hampton	Chairman of the Board, President and Chief Executive Officer
Hunter Allen	Executive Vice President and National Sales Director
Michael Brandreit	Executive Vice President and National Sales Manager, Financial Institutions
Michael McDaniel	Executive Vice President and National Sales Manager, Broker Dealer
James Mullery	Executive Vice President & Chief Sales Director
Laura Pantaleo	Executive Vice President, Head of Strategic Business Development
Bryan Tutor	Executive Vice President and Chief Administrative Officer
Megan Condron	Senior Vice President and National Accounts Director, Broker Dealer
Nelida Garcia	Senior Vice President
Jeff Herman	Senior Vice President
Harry Johnson	Senior Vice President
Anthea Perkinson	Senior Vice President and National Accounts Director, Financial Institutions

AXA Distributors, LLC
NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH EQUITABLE DISTRIBUTORS, INC.	POSITIONS AND OFFICES WITH THE TRUST

Daniel Roebuck

Norman J. Abrams

Kurt Auleta

Raymond T. Barry

Jeffrey Coomes

Nahulan Ethirveerasingan

Daniel Faller

Carol Fracasso

Linda Galasso

Michael Gass

David Halstead

Page Long

Dimas Nunez

Patrick O’Shea

Ronald R. Quist

Alice Stout

Mary Toumpas

Steve Carapella

Sandra Ferantello

Elizabeth Hafez

Evan Hirsh

Kelly Ridell

John Zaleo

Francesca Divone

Senior Vice President

Vice President and General Counsel

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President and Secretary

Vice President

Vice President

Vice President

Vice President

Vice President and Chief Financial Officer

Vice President and Treasurer

Vice President

Vice President and Compliance Officer

Assistant Vice President

Assistant Vice President

Assistant Vice President

Assistant Vice President

Assistant Vice President

Assistant Vice President

Assistant Secretary

(c) Inapplicable.

Item 28. Location of Accounts and Records

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a)	With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant’s Custodian:

JPMorgan Chase Bank

4 Chase MetroTech Center

Brooklyn, New York 11245

(b)	With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of the Registrant’s Manager or Sub-Administrator:

J. P. Morgan Investors Services Co.	AXA Equitable Life
73 Tremont Street	Insurance Company
Boston, MA 02108	1290 Avenue of the Americas
New York, New York 10104

(c)	With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s Manager or Advisers:

AXA Equitable Life Insurance Company 1290 Avenue of the Americas New York, NY 10104

MFS Investment Management 500 Boylston Street Boston, MA 02116	Morgan Stanley Asset Management Inc. 1221 Avenue of the Americas New York, NY 10020

Fund Asset Management, L.P. 800 Scudders Mill Road Plainsboro, NJ 08543-9011	Lazard Asset Management 30 Rockefeller Plaza New York, NY 10112

J.P. Morgan Investment Management Inc. 522 Fifth Avenue New York, NY 10036	Evergreen Investment Management Company, LLC 200 Berkely Street—Suite 9000 Boston, MA 02116

Alliance Capital Management, L.P. 1345 Avenue of the Americas New York, NY 10105	Capital Guardian Trust Company 11100 Santa Monica Boulevard 17th Floor Los Angeles, CA 90025

Calvert Asset Management Company, Inc. 4550 Montgomery Avenue Suite 1000N Bethesda, MD 20814	Bridgeway Capital Management, Inc. 5615 Kirby Drive, Suite 518 Houston, TX 77005-2448

Fidelity Management & Research Company 82 Devonshire Street Boston, MA 02109	Janus Capital Corporation 100 Fillmore Street Denver, CO 80206-4928

RCM Capital Management LLC Four Embarcadero Center San Francisco, CA 94111-41	Marsico Capital Management, LLC 1200 17th Street Denver, CO 80202

Wells Capital Management, Incorporated 525 Market Street San Francisco, CA 94105	Firsthand Capital Management, Inc. 125 South Market Suite 1200 San Jose, CA 95113

Boston Advisors, Inc. One Federal Street 26th Floor Boston, MA 02110	Caywood-Scholl Capital Management 4350 Executive Drive Suite 125 San Diego, CA 92121

The Dreyfus Corporation 200 Park Avenue New York, NY 10166	Gabelli Asset Management Company One corporate Center Rye, NY 10580

Montag & Caldwell, Inc. 3455 Peachtree Road, N.W. Suite 1200 Atlanta, GA 30326-3249

Rockefeller & Co., Inc. 30 Rockefeller Plaza 54th Floor New York, NY 10122	SSgA Funds Asset Management, Inc. Two International Place Boston, MA 02110

TCW Investment Management Company 865 South Figueroa Street Suite 1800 Los Angeles, CA 90017	UBS Global Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606

Wellington Management Company, LLP 75 State Street Boston, MA 02109

Bear Stearns Asset Management, Inc. 383 Madison Avenue New York, New York 10179	Lord Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302

Item 29. Management Services:

None.

Item 30. Undertakings

Inapplicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 39 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 16th day of June 2005.

EQ ADVISORS TRUST

By:	/s/ Steven M. Joenk
Name:	Steven M. Joenk
Title:	President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Steven M. Joenk Steven M. Joenk	Trustee, President and Chief Executive Officer	June 16, 2005

/s/ Jettie M. Edwards* Jettie M. Edwards	Trustee	June 16, 2005

/s/ William M. Kearns* William M. Kearns, Jr.	Trustee	June 16, 2005

/s/ Christopher P.A. Komisarjevsky* Christopher P.A. Komisarjevsky	Trustee	June 16, 2005

/s/ Theodossios Athanassiades* Theodossios (Ted) Athanassiades	Trustee	June 16, 2005

/s/ David W. Fox* David W. Fox	Trustee	June 16, 2005

/s/ Gary S. Schpero* Gary S. Schpero	Trustee	June 16, 2005

/s/ Harvey Rosenthal* Harvey Rosenthal	Trustee	June 16, 2005

/s/ Kenneth T. Kozlowski* Kenneth T. Kozlowski	Treasurer and Chief Financial Officer	June 16, 2005

* By:	/s/ Steven M. Joenk
Steven M. Joenk
(Attorney-in-Fact)

EQ Advisors Trust

Post Effective Amendment No. 39

Exhibit Index

(d	)(1)(xi)	Investment Management Agreement between the Trust and Equitable with MONY Portfolios

(d	)(1)(xv)	Form of Amendment No. 1 to the Investment Management Agreement between the Trust and AXA Equitable with respect to the MONY Portfolios.

(d	)(26)(iii)	Form of Amendment No. 1 to the Investment Advisory Agreement between Equitable and Wellington Management dated July 12, 2004.

(d	)(40)	Investment Advisory Agreement between AXA Equitable and Lord Abbett.